UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07883

ICON Funds

5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Carrie Schoffman 5299 DTC Blvd., Suite 1200, Greenwood Village, CO 80111

Registrant’s telephone number, including area code: 303-790-1600

Date of fiscal year end: September 30, 2015

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

ICON CONSUMER DISCRETIONARY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (92.7%)
37,800	BorgWarner, Inc.	$2,077,110
33,600	CBS Corp., Class B	1,859,424
81,200	Comcast Corp., Class A	4,710,412
14,600	Discovery Communications, Inc., Class A†	502,970
14,600	Discovery Communications, Inc., Class C†	492,312
36,700	Dorman Products, Inc.† (a)	1,771,509
111,800	Finish Line, Inc., Class A	2,717,858
65,900	Foot Locker, Inc.	3,702,262
20,200	Gildan Activewear, Inc.	1,142,310
34,600	Harley-Davidson, Inc.	2,280,486
11,700	Home Depot, Inc.	1,228,149
55,900	Interval Leisure Group, Inc.	1,167,751
39,900	Jarden Corp.†	1,910,412
25,600	LGI Homes, Inc.† (a)	381,952
80,900	LKQ Corp.†	2,274,908
28,400	Lumber Liquidators Holdings, Inc.† (a)	1,883,204
41,500	Macy’s, Inc.	2,728,625
5,700	Magna International, Inc.	619,533
49,700	Michael Kors Holdings Ltd.†	3,732,470
16,900	Nike, Inc., Class B	1,624,935
1,500	Priceline Group, Inc.†	1,710,315
22,500	Starbucks Corp.	1,846,125
30,000	Tata Motors, Ltd, ADR.(a)	1,268,400
21,100	Time Warner, Inc.	1,802,362
15,800	Toll Brothers, Inc.†	541,466
35,200	Viacom, Inc., Class B	2,648,800
47,100	Walt Disney Co.	4,436,349
18,500	Wyndham Worldwide Corp.	1,586,560
87,300	zulily, Inc., Class A† (a)	2,042,820

Total Common Stocks (Cost $54,458,370)		56,691,789

SCHEDULE OF INVESTMENTS

Shares or Principal Amount	Value
Collateral for Securities on Loan (11.1%)
6,782,434 State Street Navigator Prime Portfolio, 0.18%	$6,782,434

Total Collateral for Securities on Loan (Cost $6,782,434)	6,782,434
Short-Term Investments (6.8%)
$4,152,574 State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/15	4,152,574

Total Short-Term Investments (Cost $4,152,574)	4,152,574
Total Investments 110.6% (Cost $65,393,378)	67,626,797
Liabilities Less Other Assets (10.6)%	(6,454,379)

Net Assets 100.0%	$61,172,418

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2014.

ADR	American Depository Receipt

SCHEDULE OF INVESTMENTS

ICON Consumer Discretionary Fund

Sector Composition

December 31, 2014 (unaudited)

Consumer Discretionary	92.7%

92.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Discretionary Fund Industry Composition December 31, 2014 (unaudited)
Movies & Entertainment	14.6%
Apparel Retail	10.5%
Apparel, Accessories & Luxury Goods	8.0%
Cable & Satellite	7.7%
Auto Parts & Equipment	7.3%
Internet Retail	6.1%
Home Improvement Retail	5.1%
Broadcasting	4.6%
Department Stores	4.5%
Hotels, Resorts & Cruise Lines	4.5%
Distributors	3.7%
Motorcycle Manufacturers	3.7%
Housewares & Specialties	3.1%
Restaurants	3.0%
Footwear	2.7%
Automobile Manufacturers	2.1%
Homebuilding	1.5%

92.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON CONSUMER STAPLES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (89.3%)
11,700	Andersons, Inc.	$621,738
2,400	Boston Beer Co., Inc., Class A† (a)	694,896
7,300	Bunge, Ltd.	663,643
10,900	Church & Dwight Co., Inc.	859,029
9,800	Coca-Cola Co.	413,756
15,200	Coca-Cola Enterprises, Inc.	672,144
6,400	Colgate-Palmolive Co.	442,816
12,300	ConAgra Foods, Inc.	446,244
4,300	Costco Wholesale Corp.	609,525
10,500	CVS Caremark Corp.	1,011,255
7,900	Dr. Pepper Snapple Group, Inc.	566,272
15,100	Flowers Foods, Inc.	289,769
6,800	Hershey Co.	706,724
6,500	Hormel Foods Corp.	338,650
6,100	Ingredion, Inc.	517,524
4,300	J.M. Smucker Co.	434,214
6,000	McCormick & Co., Inc.	445,800
5,900	PepsiCo, Inc.	557,904
6,600	Procter & Gamble Co.	601,194
10,100	Reynolds American, Inc.	649,127
26,400	Tyson Foods, Inc., Class A	1,058,376
8,700	United Natural Foods, Inc.†	672,728
7,100	Walgreens Boots Alliance, Inc.	541,020

Total Common Stocks (Cost $12,248,478)		13,814,348
Collateral for Securities on Loan (4.6%)
706,800	State Street Navigator Prime Portfolio, 0.18%	706,800

Total Collateral for Securities on Loan (Cost $706,800)		706,800
Short-Term Investments (5.0%)
$766,319	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/15	766,319

Total Short-Term Investments (Cost $766,319)		766,319

SCHEDULE OF INVESTMENTS

Total Investments 98.9% (Cost $13,721,597)	15,287,467
Other Assets Less Liabilities 1.1%	175,669

Net Assets 100.0%	$15,463,136

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2014.

SCHEDULE OF INVESTMENTS

ICON Consumer Staples Fund

Sector Composition

December 31, 2014 (unaudited)

Consumer Staples	89.3%

89.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON Consumer Staples Fund

Industry Composition

December 31, 2014 (unaudited)

Packaged Foods & Meats	24.1%
Soft Drinks	14.3%
Household Products	12.4%
Drug Retail	10.0%
Food Distributors	8.3%
Agricultural Products	7.6%
Brewers	4.5%
Tobacco	4.2%
Hypermarkets & Super Centers	3.9%

89.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON ENERGY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (100.1%)
1,225,100	Approach Resources, Inc.† (a)	$7,828,389
345,100	Bristow Group, Inc.	22,704,129
244,600	Cameron International Corp.†	12,217,770
152,400	ConocoPhillips	10,524,744
239,900	Continental Resources, Inc.† (a)	9,202,564
172,000	Dril-Quip, Inc.†	13,197,560
806,100	Encana Corp.	11,180,607
318,900	EOG Resources, Inc.	29,361,123
353,700	EQT Corp.	26,775,090
423,900	FMC Technologies, Inc.†	19,855,476
200,300	Green Plains, Inc.	4,963,434
317,500	Halliburton Co.	12,487,275
161,600	Helmerich & Payne, Inc.	10,895,072
190,000	Magellan Midstream Partners L.P.	15,705,400
150,800	Marathon Petroleum Corp.	13,611,208
185,800	National Oilwell Varco, Inc.	12,175,474
934,062	Newpark Resources, Inc.†	8,910,952
315,400	Oasis Petroleum, Inc.†	5,216,716
402,600	Oceaneering International, Inc.	23,676,906
136,500	Patterson-UTI Energy, Inc.	2,264,535
293,750	Phillips 66	21,061,875
214,100	Plains All American Pipeline L.P.	10,987,612
190,800	Range Resources Corp.	10,198,260
306,500	RigNet, Inc.†	12,575,695
360,000	RPC, Inc.	4,694,400
423,000	Schlumberger, Ltd.	36,128,430
503,400	Seadrill, Ltd.(a)	6,010,596
366,637	SM Energy Co.	14,144,855
586,800	Southwestern Energy Co.†	16,013,772
471,900	Ultra Petroleum Corp.† (a)	6,210,204
124,800	Ultrapar Participacoes S.A., ADR(a)	2,379,936
398,900	Valero Energy Corp.	19,745,550
859,000	Weatherford International PLC†	9,835,550

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
297,400	Whiting Petroleum Corp.†	$9,814,200

Total Common Stocks (Cost $527,089,541)		452,555,359
Collateral for Securities on Loan (4.3%)
19,499,368	State Street Navigator Prime Portfolio, 0.18%	19,499,368

Total Collateral for Securities on Loan (Cost $19,499,368)		19,499,368
Short-Term Investments (0.5%)
$2,091,432	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/15	2,091,432

Total Short-Term Investments (Cost $2,091,432)		2,091,432
Total Investments 104.9% (Cost $548,680,341)		474,146,159
Liabilities Less Other Assets (4.9)%		(22,023,539)

Net Assets 100.0%		$452,122,620

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2014.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS

ICON Energy Fund

Sector Composition

December 31, 2014 (unaudited)

Energy	100.1%

100.1%

Percentages are based upon common stocks as a percentage of net assets.

ICON Energy Fund

Industry Composition

December 31, 2014 (unaudited)

Oil & Gas Equipment & Services	41.7%
Oil & Gas Exploration & Production	34.6%
Oil & Gas Refining & Marketing	13.2%
Oil & Gas Storage & Transportation	6.4%
Oil & Gas Drilling	4.2%

100.1%

Percentages are based upon common stocks as a percentage of net assets.

ICON FINANCIAL FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (99.1%)
4,900	Affiliated Managers Group, Inc.†	$1,039,976
20,300	American Express Co.	1,888,712
17,500	American Financial Group, Inc.	1,062,600
15,900	American International Group, Inc.	890,559
15,700	Aon PLC	1,488,831
10,800	Arthur J Gallagher & Co.	508,464
24,400	BancorpSouth, Inc.	549,244
14,500	BB&T Corp.	563,905
17,700	Brown & Brown, Inc.	582,507
42,500	CBRE Group, Inc., Class A†	1,455,625
10,100	Credicorp, Ltd.	1,617,818
24,200	Discover Financial Services	1,584,858
18,200	Eaton Vance Corp.	744,926
40,900	Encore Capital Group, Inc.† (a)	1,815,960
29,700	Fifth Third Bancorp	605,137
22,000	FirstService Corp.	1,118,920
11,700	GAMCO Investors, Inc., Class A	1,040,598
42,900	Glacier Bancorp, Inc.	1,191,333
24,500	Horace Mann Educators Corp.	812,910
20,200	Invesco, Ltd.	798,304
13,100	Jones Lang LaSalle, Inc.	1,964,083
32,200	JPMorgan Chase & Co.	2,015,076
28,200	Main Street Capital Corp.(a)	824,568
7,000	Moody’s Corp.	670,670
19,600	PRA Group, Inc.†	1,135,428
37,000	SEI Investments Co.	1,481,480
11,100	Signature Bank†	1,398,156
9,700	SVB Financial Group†	1,125,879
9,400	T Rowe Price Group, Inc.	807,084
35,200	U.S. Bancorp	1,582,240
16,500	Waddell & Reed Financial, Inc., Class A	822,030
36,600	Wells Fargo & Co.	2,006,412
10,600	World Acceptance Corp.† (a)	842,170
15,000	WR Berkley Corp.	768,900

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
37,700	XL Group PLC	$1,295,749

Total Common Stocks (Cost $37,417,671)		40,101,112
Collateral for Securities on Loan (8.7%)
3,506,325	State Street Navigator Prime Portfolio, 0.18%	3,506,325

Total Collateral for Securities on Loan (Cost $3,506,325)		3,506,325
Short-Term Investments (0.5%)
$203,571	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/15	203,571

Total Short-Term Investments (Cost $203,571)		203,571
Total Investments 108.3% (Cost $41,127,567)		43,811,008
Liabilities Less Other Assets (8.3)%		(3,357,280)

Net Assets 100.0%		$40,453,728

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2014.

SCHEDULE OF INVESTMENTS

ICON Financial Fund

Sector Composition

December 31, 2014 (unaudited)

Financial	99.1%

99.1%

Percentages are based upon common stocks as a percentage of net assets.

ICON Financial Fund

Industry Composition

December 31, 2014 (unaudited)

Asset Management & Custody Banks	18.7%
Consumer Finance	18.0%
Diversified Banks	17.9%
Regional Banks	13.4%
Real Estate Services	11.2%
Multi-line Insurance	6.8%
Insurance Brokers	6.3%
Property & Casualty Insurance	5.1%
Specialized Finance	1.7%

99.1%

Percentages are based upon common stocks as a percentage of net assets.

ICON HEALTHCARE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (82.3%)
113,000	AbbVie, Inc.	$7,394,720
17,975	Actavis PLC†	4,626,945
16,400	Alexion Pharmaceuticals, Inc.†	3,034,492
8,300	Allergan, Inc.	1,764,497
27,400	Baxter International, Inc.	2,008,146
34,500	Biogen Idec, Inc.†	11,711,025
74,000	Boston Scientific Corp.†	980,500
60,000	Cambrex Corp.†	1,297,200
63,800	Cardinal Health, Inc.	5,150,574
59,800	Celgene Corp.†	6,689,228
18,000	CR Bard, Inc.	2,999,160
68,100	Cyberonics, Inc.†	3,791,808
12,500	Exactech, Inc.†	294,625
116,182	Gilead Sciences, Inc.†	10,951,315
31,400	Jazz Pharmaceuticals PLC†	5,141,122
61,700	Johnson & Johnson	6,451,969
28,000	Ligand Pharmaceuticals, Inc.† (a)	1,489,880
41,000	McKesson Corp.	8,510,780
80,000	Merck & Co., Inc.	4,543,200
45,000	Mylan, Inc.†	2,536,650
121,500	Novo Nordisk AS, ADR	5,141,880
52,000	PerkinElmer, Inc.	2,273,960
14,100	Perrigo Co. PLC	2,356,956
111,000	PharMerica Corp.†	2,298,810
92,000	Sanofi, ADR	4,196,120
17,500	St Jude Medical, Inc.	1,138,025
17,000	Stryker Corp.	1,603,610
37,000	Thermo Fisher Scientific, Inc.	4,635,730
12,300	Valeant Pharmaceuticals International, Inc.†	1,760,253
28,000	WuXi PharmaTech Cayman, Inc., ADR†	942,760

Total Common Stocks (Cost $107,885,654)		117,715,940

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Collateral for Securities on Loan (0.9%)
1,266,345	State Street Navigator Prime Portfolio, 0.18%	$1,266,345

Total Collateral for Securities on Loan (Cost $1,266,345)		1,266,345
Short-Term Investments (17.4%)
$24,930,733	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/15	24,930,733

Total Short-Term Investments (Cost $24,930,733)		24,930,733
Total Investments 100.6% (Cost $134,082,732)		143,913,018
Liabilities Less Other Assets (0.6)%		(838,904)

Net Assets 100.0%		$143,074,114

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2014.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS

ICON Healthcare Fund

Sector Composition

December 31, 2014 (unaudited)

Health Care	82.3%

82.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON Healthcare Fund

Industry Composition

December 31, 2014 (unaudited)

Pharmaceuticals	32.0%
Biotechnology	23.7%
Health Care Distributors	11.2%
Health Care Equipment	9.0%
Life Sciences Tools & Services	6.4%

82.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON INDUSTRIALS FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (88.2%)
30,000	Alaska Air Group, Inc.	$1,792,800
5,700	Alliant Techsystems, Inc.	662,625
5,000	Boeing Co.	649,900
10,000	Caterpillar, Inc.	915,300
5,600	Corporate Executive Board Co.	406,168
21,700	Crane Co.	1,273,790
16,700	Curtiss-Wright Corp.	1,178,853
11,000	Danaher Corp.	942,810
50,500	Delta Air Lines, Inc.	2,484,095
10,000	Eaton Corp. PLC	679,600
15,000	Flowserve Corp.	897,450
15,000	Fluor Corp.	909,450
94,500	General Electric Co.	2,388,015
15,000	Genesee & Wyoming, Inc., Class A†	1,348,800
5,000	Honeywell International, Inc.	499,600
12,500	Jacobs Engineering Group, Inc.†	558,625
5,500	JB Hunt Transport Services, Inc.	463,375
45,400	JetBlue Airways Corp.† (a)	720,044
5,000	Landstar System, Inc.	362,650
4,500	Middleby Corp.†	445,950
11,300	MSC Industrial Direct Co., Inc., Class A	918,125
14,400	Norfolk Southern Corp.	1,578,384
5,000	Pall Corp.	506,050
5,000	Precision Castparts Corp.	1,204,400
18,400	Primoris Services Corp.	427,616
11,900	Raytheon Co.	1,287,223
7,000	Ryder System, Inc.	649,950
5,800	Snap-on, Inc.	793,092
16,000	Tutor Perini Corp.†	385,120
35,000	Tyco International PLC	1,535,100
26,000	Union Pacific Corp.	3,097,380
26,100	United Technologies Corp.	3,001,500
5,300	Wabtec Corp.	460,517
5,000	WESCO International, Inc.† (a)	381,050

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
4,700	WW Grainger, Inc.	$1,197,983

Total Common Stocks (Cost $27,109,444)		37,003,390
Collateral for Securities on Loan (2.1%)
894,750	State Street Navigator Prime Portfolio, 0.18%	894,750

Total Collateral for Securities on Loan (Cost $894,750)		894,750
Short-Term Investments (4.9%)
$2,055,972	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/15	2,055,972

Total Short-Term Investments (Cost $2,055,972)		2,055,972
Total Investments 95.2% (Cost $30,060,166)		39,954,112
Other Assets Less Liabilities 4.8%		2,009,230

Net Assets 100.0%		$41,963,342

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2014.

SCHEDULE OF INVESTMENTS

ICON Industrials Fund

Sector Composition

December 31, 2014 (unaudited)

Industrials	88.2%

88.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON Industrials Fund

Industry Composition

December 31, 2014 (unaudited)

Aerospace & Defense	20.2%
Railroads	14.4%
Airlines	11.9%
Industrial Machinery	9.3%
Industrial Conglomerates	7.9%
Trading Companies & Distributors	6.0%
Construction & Engineering	5.4%
Security & Alarm Services	3.7%
Trucking	3.5%
Construction & Farm Machinery & Heavy Trucks	3.3%
Electrical Components & Equipment	1.6%
Research & Consulting Services	1.0%

88.2%

Percentages are based upon common stocks as a percentage of net assets.

ICON INFORMATION TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (92.0%)
21,500	Accenture PLC, Class A	$1,920,165
53,200	Activision Blizzard, Inc.	1,071,980
6,800	Alliance Data Systems Corp.†	1,945,140
31,000	Apple, Inc.	3,421,780
17,600	Arrow Electronics, Inc.†	1,018,864
12,000	DST Systems, Inc.	1,129,800
42,500	eBay, Inc.†	2,385,100
19,300	Electronic Arts, Inc.†	907,390
38,800	Facebook, Inc., Class A†	3,027,176
3,400	FEI Co.	307,190
4,325	Google, Inc., Class A†	2,295,104
4,325	Google, Inc., Class C†	2,276,680
25,200	j2 Global, Inc.	1,562,400
12,200	Mastercard, Inc., Class A	1,051,152
76,400	Mentor Graphics Corp.	1,674,688
54,900	Methode Electronics, Inc.	2,004,399
60,100	Micron Technology, Inc.†	2,104,101
29,500	Microsoft Corp.	1,370,275
49,900	Oracle Corp.	2,244,003
5,300	Rogers Corp.†	431,632
22,600	salesforce.com, Inc.†	1,340,406
35,277	ScanSource, Inc.†	1,416,724
51,400	Skyworks Solutions, Inc.	3,737,294
9,400	Stratasys Ltd.† (a)	781,234
16,200	Synaptics, Inc.†	1,115,208
32,900	SYNNEX Corp.	2,571,464
57,400	Teradyne, Inc.	1,135,946
57,000	Total System Services, Inc.	1,935,720
16,845	Visa, Inc., Class A	4,416,759

Total Common Stocks (Cost $37,365,716)		52,599,774

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Collateral for Securities on Loan (0.4%)
251,669	State Street Navigator Prime Portfolio, 0.18%	$251,669

Total Collateral for Securities on Loan (Cost $251,669)		251,669
Short-Term Investments (7.0%)
$3,974,312	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/15	3,974,312

Total Short-Term Investments (Cost $3,974,312)		3,974,312
Total Investments 99.4% (Cost $41,591,697)		56,825,755
Other Assets Less Liabilities 0.6%		321,535

Net Assets 100.0%		$57,147,290

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2014.

SCHEDULE OF INVESTMENTS

ICON Information Technology Fund

Sector Composition

December 31, 2014 (unaudited)

Information Technology	92.0%

92.0%

Percentages are based upon common stocks as a percentage of net assets.

ICON Information Technology Fund

Industry Composition

December 31, 2014 (unaudited)

Internet Software & Services	20.2%
Data Processing & Outsourced Services	18.3%
Semiconductors	10.2%
Technology Distributors	8.8%
Technology Hardware, Storage & Peripherals	7.4%
Systems Software	6.3%
Application Software	5.2%
Electronic Manufacturing Services	3.5%
Home Entertainment Software	3.5%
IT Consulting & Other Services	3.4%
Semiconductor Equipment	2.0%
Computer Storage & Peripherals	1.9%
Other Industries (each less than 1%)	1.3%

92.0%

Percentages are based upon common stocks as a percentage of net assets.

ICON MATERIALS FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (96.5%)
23,000	Ashland, Inc.	$2,754,480
20,000	Avery Dennison Corp.	1,037,600
15,000	Bemis Co., Inc.	678,150
50,000	Cabot Corp.	2,193,000
90,000	Calgon Carbon Corp.†	1,870,200
35,000	Celanese Corp.	2,098,600
40,000	Clearwater Paper Corp.†	2,742,000
90,000	Dow Chemical Co.	4,104,900
26,800	E.I. du Pont de Nemours & Co.	1,981,592
45,000	Eagle Materials, Inc.	3,421,350
25,000	Eastman Chemical Co.	1,896,500
40,000	Ecolab, Inc.	4,180,800
60,000	FMC Corp.	3,421,800
150,000	Freeport-McMoRan, Inc.	3,504,000
240,000	Graphic Packaging Holding Co.†	3,268,800
40,000	HB Fuller Co.	1,781,200
80,000	Huntsman Corp.	1,822,400
55,000	Innospec, Inc.	2,348,500
50,000	International Paper Co.	2,679,000
209,300	Landec Corp.†	2,890,433
90,000	LSB Industries, Inc.†	2,829,600
75,000	LyondellBasell Industries, Class A	5,954,250
15,000	Martin Marietta Materials, Inc.	1,654,800
65,000	Methanex Corp.	2,978,950
73,300	Monsanto Co.	8,757,151
20,000	Nucor Corp.	981,000
37,000	Packaging Corp. of America	2,887,850
35,000	PH Glatfelter Co.	894,950
60,000	PolyOne Corp.	2,274,600
25,000	Reliance Steel & Aluminum Co.	1,531,750
40,000	Rock-Tenn Co., Class A	2,439,200
10,000	Sherwin-Williams Co.	2,630,400
10,000	Union Pacific Corp.	1,191,300
10,000	Valspar Corp.	864,800

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
5,000	Westlake Chemical Corp.	$305,450

Total Common Stocks (Cost $77,082,481)		88,851,356
Short-Term Investments (6.4%)
$5,863,485	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/15	5,863,485

Total Short-Term Investments (Cost $5,863,485)		5,863,485
Total Investments 102.9% (Cost $82,945,966)		94,714,841
Liabilities Less Other Assets (2.9)%		(2,686,140)

Net Assets 100.0%		$92,028,701

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS

ICON Materials Fund

Sector Composition

December 31, 2014 (unaudited)

Materials	95.2%
Industrials	1.3%

96.5%

Percentages are based upon common stocks as a percentage of net assets.

ICON Materials Fund

Industry Composition

December 31, 2014 (unaudited)

Specialty Chemicals	23.7%
Diversified Chemicals	17.6%
Commodity Chemicals	14.4%
Paper Packaging	11.0%
Fertilizers & Agricultural Chemicals	9.5%
Paper Products	6.9%
Construction Materials	5.5%
Diversified Metals & Mining	3.8%
Steel	2.8%
Railroads	1.3%

96.5%

Percentages are based upon common stocks as a percentage of net assets.

ICON UTILITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (96.7%)
34,600	ALLETE, Inc.	$1,907,844
14,400	American Electric Power Co., Inc.	874,368
24,200	Aqua America, Inc.	646,140
7,500	Atmos Energy Corp.	418,050
9,400	BCE, Inc.(a)	431,084
12,100	Cleco Corp.	659,934
19,176	CMS Energy Corp.	666,366
15,900	DTE Energy Co.	1,373,283
15,700	Encana Corp.	217,759
5,100	EOG Resources, Inc.	469,557
37,100	Great Plains Energy, Inc.	1,054,011
21,800	ITC Holdings Corp.	881,374
7,800	Laclede Group, Inc.	414,960
4,200	Magellan Midstream Partners L.P.	347,172
51,400	MDU Resources Group, Inc.	1,207,900
5,900	National Fuel Gas Co.	410,227
7,700	NextEra Energy, Inc.	818,433
17,500	Northeast Utilities	936,600
28,100	OGE Energy Corp.	996,988
48,900	Otter Tail Corp.	1,513,944
7,900	Plains All American Pipeline L.P.	405,428
15,900	Portland General Electric Co.	601,497
9,400	South Jersey Industries, Inc.	553,942
13,800	Southwestern Energy Co.†	376,602
13,800	Ultrapar Participacoes S.A., ADR(a)	263,166
13,000	Verizon Communications, Inc.	608,140
37,900	Westar Energy, Inc.	1,562,996

Total Common Stocks (Cost $19,259,605)		20,617,765
Collateral for Securities on Loan (0.8%)
168,175	State Street Navigator Prime Portfolio, 0.18%	168,175

Total Collateral for Securities on Loan (Cost $168,175)		168,175

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Short-Term Investments (1.3%)
$288,651	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/15	$288,651

Total Short-Term Investments (Cost $288,651)		288,651
Total Investments 98.8% (Cost $19,716,431)		21,074,591
Other Assets Less Liabilities 1.2%		248,631

Net Assets 100.0%		$21,323,222

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2014.

ADR	American Depositary Receipt

SCHEDULE OF INVESTMENTS

ICON Utilities Fund

Sector Composition

December 31, 2014 (unaudited)

Utilities	82.1%
Energy	9.7%
Telecommunication	4.9%

96.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON Utilities Fund

Industry Composition

December 31, 2014 (unaudited)

Electric Utilities	55.4%
Multi-Utilities	15.2%
Gas Utilities	8.5%
Oil & Gas Exploration & Production	5.0%
Integrated Telecommunication Services	4.9%
Oil & Gas Storage & Transportation	4.7%
Water Utilities	3.0%

96.7%

Percentages are based upon common stocks as a percentage of net assets.

ICON EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (81.3%)
3,200	Aditya Birla Nuvo, Ltd.*	$85,447
24,500	AMBEV S.A.**	150,694
1,100	Bank Zachodni WBK S.A.*	115,995
422,000	Beijing Capital International Airport Co., Ltd.*	335,859
15,300	Biocon, Ltd.*	103,009
2,200	CCC S.A.*	82,723
32,000	CCR S.A.**	185,509
650,000	Chaoda Modern Agriculture Holdings, Ltd.*** † (a)	—
11,100	Cheil Worldwide, Inc.** †	173,698
80,000	China Overseas Land & Investment, Ltd.*	237,172
64,000	China Resources Power Holdings Co., Ltd.*	164,471
50,000	China Taiping Insurance Holdings Co., Ltd.* †	142,091
750	CJ O Shopping Co., Ltd.*	176,813
4,400	Coca-Cola Icecek AS*	95,161
220,000	Datang International Power Generation Co., Ltd.*	118,788
6,400	Dr. Reddy’s Laboratories, Ltd.*	325,861
25,000	Galaxy Entertainment Group, Ltd.*	138,918
15,200	HDFC Bank, Ltd.*	228,116
16,000	Hengan International Group Co., Ltd.*	167,128
9,200	Hyundai Marine & Fire Insurance Co., Ltd.*	217,670
5,600	Infosys, Ltd.*	173,530
50,000	Intouch Holdings PCL*	119,173
38,000	ITC, Ltd.*	221,364
3,000	Kangwon Land, Inc.*	82,689
2,400	Kolao Holdings*	42,358
20,784	Korean Reinsurance Co.*	203,425
580	LG Household & Health Care, Ltd.**	328,745
55,000	Malayan Banking Bhd*	144,035
240	NAVER Corp.*	153,704
3,400	Philippine Long Distance Telephone Co.*	219,417
16,000	Ping An Insurance Group Co.*	161,804
5,000	Richter Gedeon Nyrt*	67,335
286	Samsung Electronics Co., Ltd.*	343,842
1,350	SK Telecom Co., Ltd.*	330,200

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
110,000	Taiwan Semiconductor Manufacturing Co., Ltd.*	$484,602
6,300	Tech Mahindra, Ltd.*	258,257
26,945	Tencent Holdings, Ltd.*	389,865
4,500	Ultrapar Participacoes S.A.**	87,099
77,000	UMW Holdings Bhd*	241,738
12,000	Wipro, Ltd.*	104,367

Total Common Stocks (Cost $7,773,305)		7,402,672
Preferred Stock (1.8%)
12,500	Itau Unibanco Holding S.A.**	162,704

Total Preferred Stocks (Cost $196,055)		162,704
Short-Term Investments (16.1%)
$1,469,306	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/15	1,469,306

Total Short-Term Investments (Cost $1,469,306)		1,469,306
Total Investments 99.2% (Cost $9,438,666)		9,034,682
Other Assets Less Liabilities 0.8%		71,046

Net Assets 100.0%		$9,105,728

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
*	The value of foreign securities fair valued (Note 2) as of December 31, 2014 was 71.1% of net assets.
**	This security is considered a Level 1 security. See Note 2 for further details.
***	This security is considered a Level 3 security. See Note 2 for further details.
(a)	This security is considered to be illiquid. The value of this security at December 31, 2014 was $0, which represents 0.0% of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS

ICON Emerging Markets Fund

Country Composition

December 31, 2014 (unaudited)

South Korea	22.5%
India	16.4%
China	12.9%
Hong Kong	7.5%
Brazil	6.5%
Taiwan	5.3%
Malaysia	4.3%
Philippines	2.4%
Poland	2.2%
Thailand	1.3%
Turkey	1.1%
Hungary	0.7%

83.1%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Emerging Markets Fund

Sector Composition

December 31, 2014 (unaudited)

Information Technology	21.0%
Financial	17.8%
Consumer Staples	10.6%
Consumer Discretionary	10.3%
Telecommunication	7.3%
Industrials	6.6%
Health Care	5.4%
Utilities	3.1%
Energy	1.0%

83.1%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Emerging Markets Fund

Industry Composition

December 31, 2014 (unaudited)

Wireless Telecommunication Services	7.3%
Diversified Banks	7.2%
Internet Software & Services	6.0%
IT Consulting & Other Services	5.9%
Semiconductors	5.3%
Pharmaceuticals	4.3%
Technology Hardware, Storage & Peripherals	3.8%
Airport Services	3.7%
Household Products	3.6%
Life & Health Insurance	3.4%
Independent Power Producers & Energy Traders	3.1%
Automobile Manufacturers	2.7%
Real Estate Development	2.6%
Casinos & Gaming	2.4%
Property & Casualty Insurance	2.4%
Tobacco	2.4%
Reinsurance	2.2%
Highways & Railtracks	2.0%
Advertising	1.9%
Catalog Retail	1.9%
Personal Products	1.8%
Brewers	1.7%
Biotechnology	1.1%
Soft Drinks	1.1%
Oil & Gas Storage & Transportation	1.0%
Other Industries (each less than 1%)	2.3%

83.1%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (81.3%)
8,000	AAK AB*	$426,525
34,000	Aalberts Industries NV*	1,002,695
16,000	Accor S.A.*	719,216
10,250	Airbus Group NV*	506,740
6,554	ALK-Abello AS*	686,055
20,700	Arcadis NV*	620,847
22,029	AtoS*	1,750,324
28,295	Aveva Group PLC**	579,482
41,000	Babcock International Group PLC*	671,673
6,000	Bayer AG*	817,850
112,000	Beijing Enterprises Holdings, Ltd.*	875,919
62,000	Berendsen PLC*	1,059,717
6,510	Bertrandt AG*	898,387
155,000	Bharti Airtel, Ltd.*	860,155
60,000	Biocon, Ltd.*	403,956
34,660	Bonavista Energy Corp.** (a)	217,781
146,000	BP PLC*	926,746
13,300	Cap Gemini S.A.*	951,178
7,000	Cewe Stiftung & Co. KGAA*	436,333
1,702,000	Chaoda Modern Agriculture Holdings, Ltd.† *** (b)	—
3,500	Com2uSCorp† *	426,198
4,700	Continental AG*	991,337
940,000	CSPC Pharmaceutical Group, Ltd.*	826,226
6,600	Daetwyler Holding AG*	843,197
37,150	Deutsche Lufthansa AG*	615,611
22,600	Deutsche Post AG*	733,639
23,000	Dialog Semiconductor PLC† *	803,061
10,700	DMG Mori Seiki AG*	300,892
75,000	Dragon Oil PLC*	628,281
70,000	Duksan Hi-Metal Co., Ltd.† **	710,094
80,000	Elekta AB, Class B**	817,903
3,500	Essilor International S.A.*	390,318
1,842,000	Ezion Holdings, Ltd.*	1,555,910
5,480	Feintool International Holding AG*	558,893

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
18,000	Freenet AG*	$511,781
23,100	Fresenius SE & Co. KGaA*	1,201,062
9,050	Gerresheimer AG*	492,978
10,200	Gildan Activewear, Inc.**	576,812
18,889	Grammer AG*	746,283
18,600	Grifols S.A.*	742,206
12,500	Hexagon AB, Class B*	385,619
79,000	Hutchison Whampoa, Ltd.*	904,105
150,000	Idea Cellular, Ltd.*	363,363
76,000	Infineon Technologies AG*	804,221
10,357	Ingenico*	1,090,990
43,000	Innox Corp.† *	574,364
385,000	Intouch Holdings PCL*	917,632
9,200	Jardine Matheson Holdings, Ltd.*	559,032
83,595	Jenoptik AG*	1,043,286
25,000	Kakaku.com, Inc.* (a)	357,667
440,000	Kerry Logistics Network, Ltd.*	696,262
26,000	Kintetsu World Express, Inc.* (a)	997,667
38,300	Koninklijke Philips NV*	1,110,164
9,000	Largan Precision Co., Ltd.*	673,706
12,800	Leoni AG*	756,080
4,500	Naspers, Ltd.*	582,098
48,000	Nissan Motor Co., Ltd.*	418,645
4,364	Norbert Dentressangle S.A.*	643,241
16,954	Norma Group SE*	809,230
16,000	Novo Nordisk AS*	676,796
38,000	Pirelli & C. S.p.A.*	512,521
33,228	Plastic Omnium S.A.*	901,737
160,000	Primary Health Care, Ltd.* (a)	612,203
17,100	ProSiebenSat.1 Media AG*	714,494
2,370	Rational AG*	742,603
16,300	REA Group Ltd.* (a)	597,626
49,000	Recordati S.p.A.*	759,664
25,000	Reliance Industries, Ltd.*	351,906
35,579	RIB Software AG* (a)	466,925
5,100	Roche Holding AG*	1,381,805
4,800	Rockwool International AS, Class B*	539,478
12,400	Rotork PLC*	446,672
4,500	RTL Group S.A.*	423,126
11,330	Sanofi*	1,032,961

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
66,200	Santos, Ltd.*	$442,201
12,500	Schneider Electric SE*	910,365
14,400	Shire PLC*	1,020,961
10,350	SHW AG*	456,287
13,450	Siemens AG*	1,509,142
480,000	Sino Biopharmaceutical, Ltd.*	434,992
990,000	Sinopec Kantons Holdings, Ltd.*	788,338
18,400	Sopra Group S.A.*	1,405,847
9,400	Stada Arzneimittel AG*	285,222
100,000	Sun TV Network, Ltd.*	601,589
28,900	Svenska Cellulosa AB SCA, Class B*	623,046
1,230	Swatch Group AG*	546,435
32,000	Tadano, Ltd.*	395,301
54,000	Tata Motors, Ltd.*	422,204
6,300	Tecan Group AG*	715,688
27,000	Total S.A.*	1,383,264
33,000	Trelleborg AB, Class B*	555,546
9,186	United Internet AG*	413,782
2,600	Volkswagen AG*	563,689
25,000	Wirecard AG*	1,090,103
76,000	Yahoo! Japan Corp.* (a)	272,378
39,000	Zodiac Aerospace*	1,313,043

Total Common Stocks (Cost $77,360,934)		68,881,573
Preferred Stock (0.2%)
2,100	Porsche Automobil Holding SE*	169,832

Total Preferred Stocks (Cost $219,753)		169,832
Collateral for Securities on Loan (3.6%)
3,085,477	State Street Navigator Prime Portfolio, 0.18%	3,085,477

Total Collateral for Securities on Loan (Cost $3,085,477)		3,085,477
Short-Term Investments (17.5%)
$14,858,318	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/15	14,858,318

Total Short-Term Investments (Cost $14,858,318)		14,858,318

SCHEDULE OF INVESTMENTS

Total Investments 102.6% (Cost $95,524,482)	86,995,200
Liabilities Less Other Assets (2.6)%	(2,218,049)

Net Assets 100.0%	$84,777,151

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
*	The value of foreign securities fair valued (Note 2) as of December 31, 2014 was 78.0% of net assets.
**	This security is considered a Level 1 security. See Note 2 for further details.
***	This security is considered a Level 3 security. See Note 2 for further details.
(a)	All or a portion of the security was on loan as of December 31, 2014.
(b)	This security is considered to be illiquid. The value of this security at December 31,2014 was $0, which represents 0.0% of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS

ICON International Equity Fund

Country Composition

December 31, 2014 (unaudited)

Germany	21.7%
France	15.3%
Hong Kong	6.0%
Switzerland	4.8%
United Kingdom	4.4%
India	3.6%
Sweden	3.3%
Netherlands	3.2%
Japan	2.9%
Denmark	2.2%
Australia	2.0%
South Korea	2.0%
Singapore	1.8%
Italy	1.5%
Ireland	1.2%
Thailand	1.1%
Canada	0.9%
Spain	0.9%
Taiwan	0.8%
South Africa	0.7%
United Arab Emirates	0.7%
Luxembourg	0.5%

81.5%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund

Sector Composition

December 31, 2014 (unaudited)

Industrials	25.3%
Information Technology	16.3%
Health Care	15.7%
Consumer Discretionary	12.6%
Energy	7.3%
Telecommunication	3.1%
Consumer Staples	1.2%

81.5%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON International Equity Fund

Industry Composition

December 31, 2014 (unaudited)

Pharmaceuticals	9.4%
Industrial Conglomerates	6.9%
Industrial Machinery	5.2%
IT Consulting & Other Services	4.9%
Auto Parts & Equipment	4.5%
Air Freight & Logistics	3.6%
Wireless Telecommunication Services	3.1%
Electronic Equipment & Instruments	3.0%
Integrated Oil & Gas	2.7%
Semiconductors	2.7%
Diversified Support Services	2.6%
Aerospace & Defense	2.1%
Broadcasting	2.1%
Health Care Services	2.1%
Automobile Manufacturers	1.9%
Application Software	1.8%
Oil & Gas Equipment & Services	1.7%
Oil & Gas Exploration & Production	1.5%
Biotechnology	1.4%
Life Sciences Tools & Services	1.4%
Apparel, Accessories & Luxury Goods	1.3%
Data Processing & Outsourced Services	1.3%
Oil & Gas Refining & Marketing	1.3%
Internet Software & Services	1.2%
Electrical Components & Equipment	1.1%
Research & Consulting Services	1.1%
Health Care Equipment	1.0%
Other Industries (each less than 1%)	8.6%

81.5%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (62.4%)
$230,000	ADT Corp.(a)	4.13%	04/15/19	$227,700
2,798,000	Altria Group, Inc.	9.25%	08/06/19	3,596,107
982,000	Bill Barrett Corp.	7.00%	10/15/22	790,510
1,000,000	Brightstar Corp.(b)	7.25%	08/01/18	1,067,500
950,000	CCO Holdings LLC / CCO Holdings Capital Corp.	7.25%	10/30/17	988,475
1,977,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(b)	5.13%	12/15/21	1,917,690
3,450,000	Clearwire Communications LLC / Clearwire Finance, Inc.(b)	14.75%	12/01/16	4,148,625
1,000,000	Comcast Cable Holdings LLC	10.13%	04/15/22	1,401,432
350,000	DaVita HealthCare Partners, Inc.	6.63%	11/01/20	367,500
1,300,000	Everest Reinsurance Holdings, Inc.(c)	6.60%	05/15/37	1,329,250
171,000	First Data Corp.	12.63%	01/15/21	203,062
2,000,000	Freescale Semiconductor, Inc.	10.75%	08/01/20	2,185,000
1,000,000	Fulton Capital Trust I Ltd.(d)	6.29%	02/01/36	992,500
780,000	GE Capital Franchise Finance Corp., MTN	7.10%	11/30/26	1,020,813
2,500,000	General Electric Capital Corp., Series A(e)	7.13%	06/15/22	2,909,375
1,000,000	General Electric Capital Corp., Series B(e)	6.25%	12/15/22	1,088,750
1,500,000	Goodman Networks, Inc.(f)	12.13%	07/01/18	1,548,750
1,300,000	GRD Holdings III Corp.(b)	10.75%	06/01/19	1,420,250
1,500,000	Highmark, Inc.(b)	4.75%	05/15/21	1,549,227
560,000	Highmark, Inc.(b)	6.13%	05/15/41	587,060
1,260,000	Ingersoll-Rand Co.	6.39%	11/15/27	1,510,620
1,000,000	inVentiv Health, Inc.(b)	9.00%	01/15/18	1,020,000
1,094,000	KeyCorp Capital II	6.88%	03/17/29	1,256,720
1,549,805	Kiowa Power Partners LLC(b)	5.74%	03/30/21	1,664,026
3,625,000	Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.	5.75%	04/15/23	3,806,250
1,000,000	Liberty Mutual Group, Inc.(b) (c)	7.00%	03/15/37	1,025,000
1,000,000	Masco Corp.	5.95%	03/15/22	1,110,000
2,439,000	MBIA, Inc.(a)	6.63%	10/01/28	2,463,390
1,200,000	MDC Holdings, Inc.	5.50%	01/15/24	1,161,000

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$500,000	PaperWorks Industries, Inc.(b)	9.50%	08/15/19	$500,000
1,190,000	Permian Holdings, Inc.(b)	10.50%	01/15/18	892,500
1,000,000	PNC Preferred Funding Trust II(b) (e)	1.46%	03/15/17	940,000
1,000,000	Prospect Medical Holdings, Inc.(b)	8.38%	05/01/19	1,067,500
3,500,000	Prudential Financial, Inc.(c)	8.88%	06/15/38	4,086,250
2,000,000	Prudential Insurance Co. of America(b)	8.30%	07/01/25	2,701,150
1,000,000	Regions Financial Corp.	7.75%	09/15/24	1,228,669
1,500,000	SESI LLC	7.13%	12/15/21	1,440,000
1,000,000	United Refining Co.(a)	10.50%	02/28/18	1,030,000
975,000	USG Corp.(b)	5.88%	11/01/21	984,750
900,000	Windstream Corp.	8.13%	09/01/18	933,750

Total Corporate Bonds (Cost $61,428,370)				60,161,151

Shares or Principal Amount				Value
Closed-End Mutual Funds (8.7%)
30,138	Alliance New York Municipal Income Fund, Inc.			405,356
257,447	Diversified Real Asset Income Fund			4,466,706
34,099	Firsthand Technology Value Fund, Inc.(a)			635,946
26,331	Montgomery Street Income Securities, Inc.(a)			432,355
62,576	Nuveen Dividend Advantage Municipal Fund 3(a)			862,297
4,379	Nuveen Dividend Advantage Municipal Income Fund			61,788

87,824	Nuveen Global High Income Fund†			1,514,964
Total Closed-End Mutual Funds (Cost $8,476,960)				8,379,412
Preferred Stocks (6.0%)
36,592	American Homes 4 Rent REIT, Series B(g)			902,359
28,884	Digital Realty Trust, Inc., Series E			736,542
28,679	Equity Commonwealth, Series E(a)			731,315
64,350	Gramercy Property Trust, Inc., Series B(a) (d)			1,640,925
7,114	Protective Life Corp.			182,616
65,371	RBS Capital Funding Trust V, Series E			1,588,515

Total Preferred Stocks (Cost $5,726,326)				5,782,272

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Foreign Corporate Bonds (4.3%)
$962,000	CHC Helicopter S.A.	9.38%	06/01/21	$899,470
1,000,000	Drill Rigs Holdings, Inc.(b)	6.50%	10/01/17	825,000
900,000	Kodiak Oil & Gas Corp.	5.50%	01/15/21	902,250
1,775,000	Shelf Drilling Holdings Ltd.(a) (b)	8.63%	11/01/18	1,455,500

Total Foreign Corporate Bonds (Cost $4,890,202)				4,082,220

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligations (3.5%)
1,508,609	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB1,	5.50%	08/25/34	1,627,689
1,610,316	MASTR Seasoned Securitization Trust, Series 2005-1, Class 1A1(e)	6.61%	09/25/32	1,763,983

Total Collateralized Mortgage Obligations (Cost $3,395,164)				3,391,672
U.S. Treasury Obligation (2.1%)
2,000,000	U.S. Treasury Note	1.88%	08/31/17	2,045,938

Total U.S. Treasury Obligations (Cost $2,047,720)				2,045,938

Shares or Principal Amount		Value
Asset-Backed Security (1.5%)
1,378,371	Mid-State Trust, Series 10W, Class A2, ABS	1,473,996

Total Asset-Backed Securities (Cost $1,473,957)		1,473,996
Collateral for Securities on Loan (2.8%)
2,741,004	State Street Navigator Prime Portfolio, 0.18%	2,741,004

Total Collateral for Securities on Loan (Cost $2,741,004)		2,741,004
Short-Term Investments (10.6%)
$10,180,320	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/15	10,180,320

Total Short-Term Investments (Cost $10,180,320)		10,180,320
Total Investments 101.9% (Cost $100,360,023)		98,237,985
Liabilities Less Other Assets (1.9)%		(1,786,964)

Net Assets 100.0%		$96,451,021

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2014.

SCHEDULE OF INVESTMENTS

(b)	144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Fixed rate to floating rate security. Rate disclosed as of December 31, 2014 is currently fixed.
(d)	These securities are considered to be illiquid. The aggregate value of these securities at December 31, 2014 was $2,633,425, which represent 2.7% of the Fund’s Net Assets.
(e)	Floating Rate Security. Rate disclosed is as of December 31, 2014.
(f)	Step Bond - the coupon is at a fixed rate and resets at a specific date and rate. The rate disclosed is as of December 31, 2014.
(g)	Preferred Stock - the coupon is at a fixed rate and resets at a specific date and rate. The rate disclosed is as of December 31, 2014.

MTN Medium Term Note

REIT Real Estate Investment Trust

SCHEDULE OF INVESTMENTS

ICON Bond Fund

Credit Diversification

December 31, 2014 (unaudited)

Aaa	2.1%
A1	1.1%
A3	4.3%
Baa1	11.1%
A-	1.8	% *
Baa2	7.2%
Baa3	13.7%
Ba1	9.2%
Ba2	2.4%
Ba3	2.7%
B1	3.4%
B2	4.9%
B3	6.5%
Caa1	3.4%

	73.8%

*	Reflects S&P Rating of A- since a Moody’s rating is unavailable for MASTR Seasoned Securitization Trust 2005-1 Series 2005-1, Class 1A1, CMO as of December 31, 2014.

Percentages are based upon U.S. Treasury obligations, CMO’s, asset-backed securities, corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

CMO – Collateralized Mortgage Obligations

ICON EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (89.4%)
11,500	AbbVie, Inc.	$752,560
15,200	ALLETE, Inc.	838,128
18,300	Altria Group, Inc.	901,641
7,900	Apple, Inc.	872,002
19,800	Arthur J Gallagher & Co.	932,184
15,400	Avery Dennison Corp.	798,952
28,600	B&G Foods, Inc.	855,140
16,200	BCE, Inc.(a)	742,932
10,800	Bristow Group, Inc.	710,532
7,300	Camden Property Trust, REIT	539,032
10,700	Coca-Cola Enterprises, Inc.	473,154
15,200	Corrections Corp. of America, REIT	552,368
5,000	Cummins, Inc.	720,850
53,600	Daktronics, Inc.	670,536
14,800	Dow Chemical Co.	675,028
10,200	Dr. Pepper Snapple Group, Inc.	731,136
49,200	Encana Corp.	682,404
31,300	Fifth Third Bancorp	637,738
63,200	First Commonwealth Financial Corp.	582,704
15,100	Foot Locker, Inc.	848,318
19,600	GameStop Corp., Class A(a)	662,480
18,200	Gap, Inc.	766,402
23,500	Glacier Bancorp, Inc.	652,595
23,900	Great Plains Energy, Inc.	678,999
13,300	HCP, Inc., REIT	585,599
11,200	Helmerich & Payne, Inc.	755,104
7,500	Home Depot, Inc.	787,275
25,200	Horace Mann Educators Corp.	836,136
18,700	Invesco, Ltd.	739,024
44,500	Knoll, Inc.	942,065
11,800	Las Vegas Sands Corp.	686,288
20,300	Leggett & Platt, Inc.	864,983
15,900	Lukoil OAO, ADR	609,765
12,000	Macy’s, Inc.	789,000

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
36,400	Main Street Capital Corp.(a)	$1,064,336
12,400	National Fuel Gas Co.	862,172
20,500	Otter Tail Corp.	634,680
10,800	Packaging Corp. of America	842,940
4,000	Public Storage, REIT	739,400
10,200	QUALCOMM, Inc.	758,166
10,600	South Jersey Industries, Inc.	624,658
12,600	Thor Industries, Inc.	703,962
5,400	Time Warner Cable, Inc.	821,124
44,900	Triangle Capital Corp.(a)	911,021
12,300	Tupperware Brands Corp.	774,900
34,500	Ultrapar Participacoes S.A., ADR	657,915
8,200	Ventas, Inc., REIT	587,940
18,000	Verizon Communications, Inc., Series L	842,040
28,300	Webster Financial Corp.	920,599
19,800	Wells Fargo & Co.	1,085,436
21,100	XL Group PLC	725,207

Total Common Stocks (Cost $36,495,815)		38,429,550
Preferred Stocks (3.1%)
19,600	Discover Financial Services, Series B(a)	496,664
33,300	Stanley Black & Decker, Inc.(a)	841,158

Total Preferred Stocks (Cost $1,311,929)		1,337,822
Convertible Preferred Stock (2.0%)
700	Wells Fargo & Co., Series L	844,200

Total Convertible Preferred Stocks (Cost $828,278)		844,200
Exchange Traded Fund (1.7%)
19,100	SPDR Barclays High Yield Bond ETF	737,451

Total Exchange Traded Funds (Cost $741,242)		737,451
Collateral for Securities on Loan (6.3%)
2,703,175	State Street Navigator Prime Portfolio, 0.18%	2,703,175

Total Collateral for Securities on Loan (Cost $2,703,175)		2,703,175
Short-Term Investments (3.5%)
$1,522,367	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/15	1,522,367
Total Short-Term Investments (Cost $1,522,367)		1,522,367

Total Investments 106.0% (Cost $43,602,806)		45,574,565
Liabilities Less Other Assets (6.0)%		(2,579,373)

Net Assets 100.0%		$42,995,192

The accompanying notes are an integral part of the schedule of investments.

(a)	All or a portion of the security was on loan as of December 31, 2014.

ADR American Depositary Receipt

REIT Real Estate Investment Trust

SCHEDULE OF INVESTMENTS

ICON Equity Income Fund

Sector Composition

December 31, 2014 (unaudited)

Financial	31.3%
Consumer Discretionary	17.8%
Utilities	8.4%
Energy	7.9%
Consumer Staples	6.9%
Industrials	5.9%
Materials	5.5%
Information Technology	5.4%
Telecommunication	3.7%
Health Care	1.7%

94.5%

Percentages are based upon common, convertible preferred and preferred stocks as a percentage of net assets.

ICON Equity Income Fund

Industry Composition

December 31, 2014 (unaudited)

Regional Banks	6.5%
Asset Management & Custody Banks	6.3%
Electric Utilities	5.0%
Diversified Banks	4.5%
Paper Packaging	3.9%
Apparel Retail	3.8%
Integrated Telecommunication Services	3.7%
Gas Utilities	3.4%
Specialized REIT’s	3.0%
Health Care REITs	2.8%
Soft Drinks	2.8%
Insurance Brokers	2.2%
Office Services & Supplies	2.2%
Tobacco	2.1%
Home Furnishings	2.0%
Industrial Machinery	2.0%
Packaged Foods & Meats	2.0%
Technology Hardware, Storage & Peripherals	2.0%
Cable & Satellite	1.9%
Multi-line Insurance	1.9%
Communications Equipment	1.8%
Department Stores	1.8%
Home Improvement Retail	1.8%
Housewares & Specialties	1.8%
Oil & Gas Drilling	1.8%
Construction & Farm Machinery & Heavy Trucks	1.7%
Pharmaceuticals	1.7%
Property & Casualty Insurance	1.7%
Automobile Manufacturers	1.6%
Casinos & Gaming	1.6%
Diversified Chemicals	1.6%
Electronic Equipment & Instruments	1.6%
Oil & Gas Equipment & Services	1.6%
Oil & Gas Exploration & Production	1.6%
Computer & Electronics Retail	1.5%
Oil & Gas Storage & Transportation	1.5%
Integrated Oil & Gas	1.4%
Residential REIT’s	1.3%
Consumer Finance	1.1%

94.5%

Percentages are based upon common, convertible preferred, and preferred stocks as a percentage of net assets.

ICON FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (101.3%)
32,500	Alaska Air Group, Inc.	$1,942,200
24,800	Ashland, Inc.	2,970,048
7,200	Biogen Idec, Inc.†	2,444,040
16,900	BorgWarner, Inc.	928,655
33,300	CBS Corp., Class B	1,842,822
35,900	Celgene Corp.†	4,015,774
40,600	Clearwater Paper Corp.†	2,783,130
42,800	CSX Corp.	1,550,644
35,700	Delta Air Lines, Inc.	1,756,083
36,200	Discovery Communications, Inc., Class A†	1,247,090
36,200	Discovery Communications, Inc., Class C†	1,220,664
16,600	Dril-Quip, Inc.†	1,273,718
94,200	Emergent Biosolutions, Inc.†	2,565,066
50,800	Encore Capital Group, Inc.† (a)	2,255,520
38,600	FMC Corp.	2,201,358
28,600	FMC Technologies, Inc.†	1,339,624
38,200	Home Depot, Inc.	4,009,854
13,000	Jazz Pharmaceuticals PLC†	2,128,490
25,600	Lumber Liquidators Holdings, Inc.† (a)	1,697,536
32,000	Macy’s, Inc.	2,104,000
64,800	Methode Electronics, Inc.	2,365,848
16,800	Mohawk Industries, Inc.†	2,610,048
22,400	Oceaneering International, Inc.	1,317,344
26,400	Packaging Corp. of America	2,060,520
18,700	Perrigo Co. PLC	3,125,892
6,500	Polaris Industries, Inc.	983,060
29,300	RigNet, Inc.†	1,202,179
15,600	Rogers Corp.†	1,270,464
13,800	Signature Bank†	1,738,248
29,500	Skyworks Solutions, Inc.	2,144,945
36,000	Thor Industries, Inc.	2,011,320
8,300	Time Warner Cable, Inc.	1,262,098
15,900	Tractor Supply Co.	1,253,238
13,600	Union Pacific Corp.	1,620,168

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
26,100	Viacom, Inc., Class B	$1,964,025
25,900	Waddell & Reed Financial, Inc., Class A	1,290,338
18,700	Wyndham Worldwide Corp.	1,603,712

Total Common Stocks (Cost $62,467,373)		72,099,763
Collateral for Securities on Loan (3.0%)
2,145,010	State Street Navigator Prime Portfolio, 0.18%	2,145,010

Total Collateral for Securities on Loan (Cost $2,145,010)		2,145,010
Total Investments 104.3% (Cost $64,612,383)		74,244,773
Liabilities Less Other Assets (4.3)%		(3,088,054)

Net Assets 100.0%		$71,156,719

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2014.

SCHEDULE OF INVESTMENTS

ICON Fund

Sector Composition

December 31, 2014 (unaudited)

Consumer Discretionary	34.8%
Health Care	20.0%
Materials	14.1%
Industrials	9.7%
Information Technology	8.1%
Financial	7.4%
Energy	7.2%

101.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON Fund

Industry Composition

December 31, 2014 (unaudited)

Biotechnology	12.6%
Home Improvement Retail	8.0%
Pharmaceuticals	7.4%
Oil & Gas Equipment & Services	7.2%
Broadcasting	6.0%
Airlines	5.2%
Railroads	4.5%
Specialty Chemicals	4.2%
Paper Products	3.9%
Home Furnishings	3.7%
Electronic Manufacturing Services	3.3%
Consumer Finance	3.2%
Diversified Chemicals	3.1%
Department Stores	3.0%
Semiconductors	3.0%
Paper Packaging	2.9%
Automobile Manufacturers	2.8%
Movies & Entertainment	2.8%
Regional Banks	2.4%
Hotels, Resorts & Cruise Lines	2.2%
Asset Management & Custody Banks	1.8%
Cable & Satellite	1.8%
Electronic Components	1.8%
Specialty Stores	1.8%
Leisure Products	1.4%
Auto Parts & Equipment	1.3%

101.3%

Percentages are based upon common stocks as a percentage of net assets.

ICON HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (72.6%)
$35,000	ADT Corp.	4.13%	04/15/19	$34,650
18,000	Bill Barrett Corp.	7.00%	10/15/22	14,490
30,000	Brightstar Corp.(a)	9.50%	12/01/16	31,463
18,000	Brightstar Corp.(a)	7.25%	08/01/18	19,215
20,000	Case New Holland Industrial, Inc.	7.88%	12/01/17	22,000
50,000	CCO Holdings LLC / CCO Holdings Capital Corp.	7.25%	10/30/17	52,025
25,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(a)	6.38%	09/15/20	25,875
23,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(a)	5.13%	12/15/21	22,310
50,000	DaVita HealthCare Partners, Inc.	6.63%	11/01/20	52,500
15,000	Enova International, Inc.(a)	9.75%	06/01/21	14,775
45,000	First Data Corp.	12.63%	01/15/21	53,437
20,000	Forbes Energy Services, Ltd.	9.00%	06/15/19	11,800
30,000	Goodman Networks, Inc.	12.13%	07/01/18	30,975
30,000	GRD Holdings III Corp.(a)	10.75%	06/01/19	32,775
15,000	Highmark, Inc.(a)	4.75%	05/15/21	15,492
18,000	inVentiv Health, Inc.(a)	9.00%	01/15/18	18,360
45,000	Level 3 Financing, Inc.	8.63%	07/15/20	48,544
20,000	LSB Industries, Inc.	7.75%	08/01/19	20,800
52,000	MDC Holdings, Inc.	5.50%	01/15/24	50,310
15,000	Michael Baker International LLC / CDL Acquisition Co., Inc.(a)	8.25%	10/15/18	14,925
15,000	PaperWorks Industries, Inc.(a)	9.50%	08/15/19	15,000
36,000	Permian Holdings, Inc.(a)	10.50%	01/15/18	27,000
15,000	Prospect Medical Holdings, Inc.(a)	8.38%	05/01/19	16,013
25,000	Sprint Communications, Inc.	6.00%	11/15/22	23,000
18,000	United Refining Co.	10.50%	02/28/18	18,540
53,000	USG Corp.(a)	5.88%	11/01/21	53,530
50,000	Windstream Corp.	8.13%	09/01/18	51,875

Total Corporate Bonds (Cost $821,851)				791,679

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
Closed-End Mutual Funds (9.3%)
$3,034	Diversified Real Asset Income Fund	$52,640
2,800	Nuveen Global High Income Fund†	48,300

Total Closed-End Mutual Funds (Cost $102,040)		100,940

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Foreign Corporate Bonds (7.4%)
26,000	CHC Helicopter S.A.	9.38%	06/01/21	24,310
18,000	Intelsat Jackson Holdings S.A.	7.25%	04/01/19	18,788
25,000	Kodiak Oil & Gas Corp.	5.50%	01/15/21	25,062
15,000	Shelf Drilling Holdings, Ltd.(a)	8.63%	11/01/18	12,300

Total Foreign Corporate Bonds (Cost $86,775)				80,460

Shares or Principal Amount		Value
Preferred Stock (4.5%)
2,004	RBS Capital Funding Trust V, Series E	48,697

Total Preferred Stocks (Cost $48,664)		48,697
Total Investments 93.8% (Cost $1,059,330)		1,021,776
Other Assets Less Liabilities 6.2%		68,088

Net Assets 100.0%		$1,089,864

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(a)	144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

SCHEDULE OF INVESTMENTS

ICON High Yield Bond Fund

Credit Diversification

December 31, 2014 (unaudited)

Baa3	1.4%
Ba1	11.3%
Ba2	5.5%
Ba3	3.0%
B1	20.7%
B2	8.3%
B3	21.5%
Caa1	8.3%

80.0%

Percentages are based upon corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

ICON LONG/SHORT FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (98.4%)
39,900	Applied Materials, Inc.	$994,308
5,000	Ashland, Inc.	598,800
3,300	Biogen Idec, Inc.†	1,120,185
9,500	Cabot Corp.	416,670
14,600	Celgene Corp.†	1,633,156
12,000	Clearwater Paper Corp.†	822,600
22,200	Cognizant Technology Solutions Corp., Class A† (x)	1,169,052
22,000	CSX Corp.	797,060
15,600	Discovery Communications, Inc., Class A†	537,420
15,600	Discovery Communications, Inc., Class C†	526,032
5,600	Dril-Quip, Inc.†	429,688
44,400	Emergent Biosolutions, Inc.†	1,209,012
31,600	Encore Capital Group, Inc.† (a)	1,403,040
14,000	FMC Corp.	798,420
12,100	FMC Technologies, Inc.†	566,764
17,300	Home Depot, Inc.	1,815,981
21,600	Jarden Corp.†	1,034,208
6,800	Jazz Pharmaceuticals PLC†	1,113,364
23,600	Ligand Pharmaceuticals, Inc., Class B† (a)	1,255,756
20,000	Lumber Liquidators Holdings, Inc.† (a)	1,326,200
13,300	Mastercard, Inc., Class A	1,145,928
48,200	Methode Electronics, Inc.	1,759,782
8,700	Mohawk Industries, Inc.†	1,351,632
7,700	Norfolk Southern Corp.	843,997
9,400	Oceaneering International, Inc.(x)	552,814
16,000	Packaging Corp. of America	1,248,800
9,800	Perrigo Co. PLC	1,638,168
7,700	Polaris Industries, Inc.	1,164,548
17,800	RigNet, Inc.†	730,334
21,200	Rogers Corp.†	1,726,528
9,300	Signature Bank†	1,171,428
16,900	Skyworks Solutions, Inc.	1,228,799
14,800	Thor Industries, Inc.(x)	826,876
6,100	Time Warner Cable, Inc.(x)	927,566

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
15,400	Tractor Supply Co.	$1,213,828
18,300	Waddell & Reed Financial, Inc., Class A	911,706
12,400	Wyndham Worldwide Corp.	1,063,424

Total Common Stocks (Cost $33,845,819)		39,073,874
Collateral for Securities on Loan (10.1%)
4,027,500	State Street Navigator Prime Portfolio, 0.18%	4,027,500

Total Collateral for Securities on Loan (Cost $4,027,500)		4,027,500
Total Investments 108.5% (Cost $37,873,319)		43,101,374
Liabilities Less Other Assets (8.5)%		(3,361,685)

Net Assets 100.0%		$39,739,689

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.
(x)	All or a portion of the security is pledged as collateral for securities sold short.
(a)	All or a portion of the security was on loan as of December 31, 2014.

SCHEDULE OF INVESTMENTS

ICON LONG/SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT

DECEMBER 31, 2014 (UNAUDITED)

Shares	Short Security	Value
225,000	Cincinnati Bell, Inc.†	$717,750

Total Securities Sold Short (Proceeds $803,622)		$717,750

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS

ICON Long/Short Fund

Sector Composition

December 31, 2014 (unaudited)

Consumer Discretionary	29.7%
Information Technology	20.2%
Health Care	20.0%
Materials	9.9%
Financial	8.8%
Energy	5.7%
Industrials	4.1%

98.4%

Percentages are based upon common stocks as a percentage of net assets.

ICON Long/Short Fund

Industry Composition

December 31, 2014 (unaudited)

Biotechnology	13.1%
Home Improvement Retail	7.9%
Pharmaceuticals	6.9%
Oil & Gas Equipment & Services	5.7%
Electronic Components	4.4%
Electronic Manufacturing Services	4.4%
Railroads	4.1%
Consumer Finance	3.5%
Home Furnishings	3.4%
Paper Packaging	3.2%
Semiconductors	3.1%
Specialty Stores	3.1%
Regional Banks	3.0%
Data Processing & Outsourced Services	2.9%
IT Consulting & Other Services	2.9%
Leisure Products	2.9%
Broadcasting	2.7%
Hotels, Resorts & Cruise Lines	2.7%
Housewares & Specialties	2.6%
Semiconductor Equipment	2.5%
Asset Management & Custody Banks	2.3%
Cable & Satellite	2.3%
Automobile Manufacturers	2.1%
Paper Products	2.1%
Diversified Chemicals	2.0%
Specialty Chemicals	1.5%
Commodity Chemicals	1.1%

98.4%

Percentages are based upon common stocks as a percentage of net assets.

ICON OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (100.8%)
8,637	Akorn, Inc.†	$312,659
12,292	Ascena Retail Group, Inc.†	154,388
6,600	Avery Dennison Corp.	342,408
3,400	Bristow Group, Inc.	223,686
7,700	Brown & Brown, Inc.	253,407
2,867	Buffalo Wild Wings, Inc.†	517,150
14,800	Cambrex Corp.†	319,976
7,566	Clearwater Paper Corp.†	518,649
4,894	Coherent, Inc.†	297,164
2,100	Crane Co.	123,270
5,449	Curtiss-Wright Corp.	384,645
16,500	Daktronics, Inc.	206,415
3,000	Dorman Products, Inc.†	144,810
1,885	Dril-Quip, Inc.†	144,636
21,388	Emergent Biosolutions, Inc.†	582,395
8,873	Encore Capital Group, Inc.†	393,961
4,665	FEI Co.	421,483
6,850	Finish Line, Inc., Class A	166,524
5,369	HB Fuller Co.	239,082
2,014	j2 Global, Inc.	124,868
20,100	Landec Corp.†	277,581
5,425	Lannett Co., Inc.†	232,624
7,026	Leggett & Platt, Inc.	299,378
9,931	Ligand Pharmaceuticals, Inc., Class B†	528,429
8,100	LSB Industries, Inc.†	254,664
6,565	Lumber Liquidators Holdings, Inc.†	435,325
4,345	Methanex Corp.	199,131
14,618	Methode Electronics, Inc.	533,703
7,333	Minerals Technologies, Inc.	509,277
4,420	PAREXEL International Corp.†	245,575
11,502	Perficient, Inc.†	214,282
5,453	PRA Group, Inc.†	315,892
8,440	RigNet, Inc.†	346,293
3,360	Rogers Corp.†	273,638

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
5,857	Steven Madden, Ltd.†	$186,428
2,925	SYNNEX Corp.	228,618
20,992	Teradyne, Inc.	415,432
9,401	Thor Industries, Inc.	525,234
4,400	Total System Services, Inc.	149,424
1,782	Waddell & Reed Financial, Inc., Class A	88,779
2,304	World Acceptance Corp.†	183,053

Total Common Stocks (Cost $11,989,075)		12,314,336
Total Investments 100.8% (Cost $11,989,075)		12,314,336
Liabilities Less Other Assets (0.8)%		(101,405)

Net Assets 100.0%		$12,212,931

The accompanying notes are an integral part of the schedule of investments.

†	Non-income producing security.

SCHEDULE OF INVESTMENTS

ICON Opportunities Fund

Country Composition

December 31, 2014 (unaudited)

United States	99.2%
Canada	1.6%

100.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Opportunities Fund

Sector Composition

December 31, 2014 (unaudited)

Information Technology	23.4%
Consumer Discretionary	20.0%
Materials	19.2%
Health Care	18.2%
Financial	10.1%
Energy	5.8%
Industrials	4.1%

100.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON Opportunities Fund

Industry Composition

December 31, 2014 (unaudited)

Biotechnology	9.1%
Specialty Chemicals	8.5%
Electronic Equipment & Instruments	7.5%
Consumer Finance	7.3%
Oil & Gas Equipment & Services	5.8%
Life Sciences Tools & Services	4.6%
Pharmaceuticals	4.5%
Electronic Manufacturing Services	4.4%
Automobile Manufacturers	4.3%
Paper Products	4.2%
Restaurants	4.2%
Home Improvement Retail	3.6%
Semiconductor Equipment	3.4%
Aerospace & Defense	3.1%
Internet Software & Services	2.8%
Paper Packaging	2.8%
Apparel Retail	2.7%
Home Furnishings	2.5%
Electronic Components	2.2%
Diversified Chemicals	2.1%
Insurance Brokers	2.1%
Technology Distributors	1.9%
Commodity Chemicals	1.6%
Footwear	1.5%
Auto Parts & Equipment	1.2%
Data Processing & Outsourced Services	1.2%
Industrial Machinery	1.0%
Asset Management & Custody Banks	0.7%

100.8%

Percentages are based upon common stocks as a percentage of net assets.

ICON RISK-MANAGED BALANCED FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2014 (UNAUDITED)

Shares or Principal Amount		Value
Common Stocks (59.2%)
4,400	Accenture PLC, Class A	$392,964
2,100	Actavis PLC†	540,561
1,800	Alliance Data Systems Corp.†	514,890
3,900	Apple, Inc.	430,482
1,500	Arthur J Gallagher & Co.	70,620
4,000	Ashland, Inc.	479,040
2,700	Atmos Energy Corp.	150,498
1,000	Biogen Idec, Inc.†	339,450
4,000	Bristow Group, Inc.	263,160
6,200	CBS Corp., Class B	343,108
6,200	CMS Energy Corp.	215,450
9,800	Comcast Corp., Class A	568,498
800	Costco Wholesale Corp.	113,400
2,973	Curtiss-Wright Corp.	209,864
14,000	Delta Air Lines, Inc.[x]	688,660
7,900	Discover Financial Services[x]	517,371
1,500	DST Systems, Inc.	141,225
8,900	Encore Capital Group, Inc.† (a)	395,160
1,500	EQT Corp.[x]	113,550
6,000	Facebook, Inc., Class Ax †	468,120
4,500	Foot Locker, Inc.	252,810
1,900	Genesee & Wyoming, Inc., Class A†	170,848
4,000	Gildan Activewear, Inc.	226,200
1,700	Gilead Sciences, Inc.†	160,242
500	Google, Inc., Class C†	263,200
4,000	Home Depot, Inc.[x]	419,880
7,600	Invesco, Ltd.	300,352
3,000	Jones Lang LaSalle, Inc.	449,790
2,600	Laclede Group, Inc.	138,320
7,000	Lumber Liquidators Holdings, Inc.x †	464,170
5,300	LyondellBasell Industries, Class Ax	420,767
3,500	Macy’s, Inc.	230,125
3,400	Mastercard, Inc., Class Ax	292,944
2,000	McKesson Corp.[x]	415,160

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Value
7,300	Methanex Corp.[x]	$334,559
2,500	Monsanto Co.	298,675
2,100	Oceaneering International, Inc.	123,501
1,100	Precision Castparts Corp.	264,968
2,600	Range Resources Corp.[x]	138,970
1,900	Reynolds American, Inc.[x]	122,113
3,600	Schlumberger, Ltd.	307,476
4,300	Signature Bankx †	541,628
3,400	Starbucks Corp.	278,970
5,000	SVB Financial Group†	580,350
3,100	Synaptics, Inc.†	213,404
2,500	SYNNEX Corp.	195,400
7,000	Tyson Foods, Inc., Class A	280,630
3,800	Union Pacific Corp.[x]	452,694
6,000	Valero Energy Corp.	297,000
4,000	Verizon Communications, Inc.	187,120
1,100	Visa, Inc., Class A	288,420
6,000	Waddell & Reed Financial, Inc., Class A	298,920
3,500	Walt Disney Co.	329,665
3,000	Wells Fargo & Co.	164,460
2,000	Whiting Petroleum Corp.†	66,000

Total Common Stocks (Cost $15,775,525)		16,925,802

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Corporate Bonds (24.4%)
$355,000	AIG Retirement	8.13%	04/28/23	454,059
100,000	Alcoa, Inc.	5.13%	10/01/24	105,977
328,000	Altria Group, Inc.	9.25%	08/06/19	421,559
70,000	Brightstar Corp.(b)	9.50%	12/01/16	73,413
150,000	Brightstar Corp.(b)	7.25%	08/01/18	160,125
225,000	Cequel Communications Holdings I LLC / Cequel Capital Corp.(b)	6.38%	09/15/20	232,875
400,000	Clearwire Communications LLC / Clearwire Finance, Inc.(b)	14.75%	12/01/16	481,000
100,000	DaVita HealthCare Partners, Inc.	6.63%	11/01/20	105,000
100,000	Everest Reinsurance Holdings, Inc.(c)	6.60%	05/01/67	102,250
50,000	First Data Corp.	12.63%	01/15/21	59,375
500,000	General Electric Capital Corp. / LJ VP Holdings LLC(b)	3.80%	06/18/19	531,197

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
$150,000	Goodman Networks, Inc.	12.13%	07/01/18	$154,875
150,000	GRD Holdings III Corp.(b)	10.75%	06/01/19	163,875
170,000	Highmark, Inc.(b)	4.75%	05/15/21	175,579
100,000	Highmark, Inc.(b)	6.13%	05/15/41	104,832
442,801	Kiowa Power Partners LLC(b)	5.74%	03/30/21	475,436
525,000	Lender Processing Services, Inc. / Black Knight Lending Solutions, Inc.	5.75%	04/15/23	551,250
250,000	Liberty Mutual Group, Inc.(b) (c)	7.00%	03/15/37	256,250
250,000	Masco Corp.	5.95%	03/15/22	277,500
100,000	MDC Holdings, Inc.	5.50%	01/15/24	96,750
88,000	Permian Holdings, Inc.(b)	10.50%	01/15/18	66,000
151,000	PNC Preferred Funding Trust II(b) (d)	1.46%	03/15/17	141,940
500,000	Prudential Financial, Inc.(c)	8.88%	06/15/38	583,750
500,000	Prudential Insurance Co. of America(b)	8.30%	07/01/25	675,287
335,000	SESI LLC	7.13%	12/15/21	321,600
150,000	United Refining Co.	10.50%	02/28/18	154,500
50,000	Windstream Corp.	8.13%	09/01/18	51,875

Total Corporate Bonds (Cost $7,134,420)				6,978,129
U.S. Treasury Obligations (5.3%)
500,000	U.S. Treasury Note	1.00%	09/15/17	500,274
500,000	U.S. Treasury Note	2.13%	09/30/21	505,625
500,000	U.S. Treasury Note	2.25%	11/15/24	503,359

Total U.S. Treasury Obligations (Cost $1,503,186)				1,509,258

Shares or Principal Amount				Value
Closed-End Mutual Funds (3.5%)
39,900	Diversified Real Asset Income Fund			692,265
3,390	Firsthand Technology Value Fund, Inc.			63,224
12,985	Nuveen Global High Income Fund†			223,991
1,748	Western Asset/Claymore Inflation-Linked Securities & Income Fund			20,277

Total Closed-End Mutual Funds (Cost $1,023,072)				999,757

SCHEDULE OF INVESTMENTS

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Collateralized Mortgage Obligation (1.9%)
487,974	MASTR Seasoned Securitization Trust, Series 2005-1, Class 1A1(d)	6.61%	09/25/32	534,540

Total Collateralized Mortgage Obligations (Cost $535,319)				534,540

Shares or Principal Amount				Value
Preferred Stocks (1.4%)
10,000	Gramercy Property Trust, Inc., Series B(e)			$255,000
6,505	RBS Capital Funding Trust V, Series E			158,071

Total Preferred Stocks (Cost $406,918)				413,071

Shares or Principal Amount		Interest Rate	Maturity Date	Value
Foreign Corporate Bonds (1.1%)
100,750	CHC Helicopter S.A.	9.38%	06/01/21	94,201
175,000	Kodiak Oil & Gas Corp.	5.50%	01/15/21	175,438
75,000	Shelf Drilling Holdings Ltd.(a) (b)	8.63%	11/01/18	61,500

Total Foreign Corporate Bonds (Cost $363,451)				331,139

Underlying Security/Expiration Date/Exercise Price			Contracts*	Value
Put Options Purchased (0.3%)
S+P 500 Index, February 2015, 1,950			15	30,675
S+P 500 Index, February 2015, 2,000			15	44,025

Total Put Options Purchased (Cost $78,102)				74,700

Shares or Principal Amount				Value
Collateral for Securities on Loan (1.6%)
466,663	State Street Navigator Prime Portfolio, 0.18%			466,663

Total Collateral for Securities on Loan (Cost $466,663)				466,663
Short-Term Investments (1.1%)
$313,969	State Street Euro Dollar Time Deposit (USD), 0.01%, 01/02/15			313,969

Total Short-Term Investments (Cost $313,969)				313,969

SCHEDULE OF INVESTMENTS

Total Investments 99.8% (Cost $27,600,625)	28,547,028
Other Assets Less Liabilities 0.2%	50,088

Net Assets 100.0%	$28,597,116

The accompanying notes are an integral part of the schedule of investments.

*	All options have 100 shares per contract.
x	All or a portion of the security is pledged as collateral for call options written.
†	Non-income producing security.
(a)	All or a portion of the security was on loan as of December 31, 2014.
(b)	144A - Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(c)	Fixed rate to floating rate security. Rate disclosed as of December 31, 2014 is currently fixed.
(d)	Floating Rate Security. Rate disclosed is as of December 31, 2014.
(e)	This security is considered to be illiquid. The value of this security at December 31, 2014 was $255,000, which represents 0.9% of the Fund’s Net Assets.

SCHEDULE OF INVESTMENTS

ICON RISK-MANAGED BALANCED FUND

SCHEDULE OF WRITTEN CALL OPTIONS

DECEMBER 31, 2014 (UNAUDITED)

Underlying Security/Expiration Date/Exercise Price	Contracts*	Value
S+P 500 Index, February 2015, 2,100	10	$21,300
S+P 500 Index, February 2015, 2,150	15	9,600

Total Options Written (Premiums received $45,865)		$30,900

The accompanying notes are an integral part of the schedule of investments.

*	All options have 100 shares per contract.

SCHEDULE OF INVESTMENTS

ICON Risk-Managed Balanced Fund

Sector Composition

December 31, 2014 (unaudited)

Financial	12.4%
Information Technology	11.1%
Consumer Discretionary	11.0%
Industrials	6.2%
Materials	5.4%
Health Care	5.2%
Energy	4.5%
Consumer Staples	1.8%
Utilities	1.8%
Telecommunication	0.7%
0.5%

60.6%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Risk-Managed Balanced Fund

Industry Composition

December 31, 2014 (unaudited)

Data Processing & Outsourced Services	4.3%
Regional Banks	3.9%
Consumer Finance	3.2%
Home Improvement Retail	3.1%
Commodity Chemicals	2.7%
Internet Software & Services	2.5%
Airlines	2.4%
Oil & Gas Equipment & Services	2.4%
Railroads	2.2%
Asset Management & Custody Banks	2.0%
Cable & Satellite	2.0%
Pharmaceuticals	1.9%
Biotechnology	1.8%
Specialty Chemicals	1.7%
Aerospace & Defense	1.6%
Real Estate Services	1.6%
Health Care Distributors	1.5%
Technology Hardware, Storage & Peripherals	1.5%
IT Consulting & Other Services	1.4%
Broadcasting	1.2%
Movies & Entertainment	1.2%
Oil & Gas Exploration & Production	1.1%
Fertilizers & Agricultural Chemicals	1.0%
Gas Utilities	1.0%
Oil & Gas Refining & Marketing	1.0%
Packaged Foods & Meats	1.0%
Restaurants	1.0%
Other Industries (each less than 1%)	8.4%

60.6%

Percentages are based upon common and preferred stocks as a percentage of net assets.

ICON Risk-Managed Balanced Fund

Credit Diversification

December 31, 2014 (unaudited)

Aaa	5.3%
A1	1.8%
A3	2.4%
A-	1.9%*
Baa1	3.1%
Baa2	2.4%
Baa3	7.1%
Ba1	3.2%
Ba2	0.6%
Ba3	1.2%
B1	0.6%
B2	0.5%
B3	2.1%
Caa1	0.5%

32.7%

*	Reflects S&P Rating of A- since a Moody’s rating is unavailable for MASTR Seasoned Securitization Trust 2005-1 Series 2005-1, Class 1A1, CMO as of December 31, 2014.

Percentages are based upon U.S. Treasury obligations, CMO’s, corporate and foreign corporate bond investments as a percentage of net assets. Ratings based on Moody’s Investors Service, Inc.

CMO – Collateralized Mortgage Obligations

1. Organization

The ICON Funds (the “Trust”), was organized as a Massachusetts business trust registered under the Investment Company Act of 1940 and is authorized to issue an unlimited number of no par shares, as amended (the “1940 Act”), as an open-end investment management company. The Trust consists of 18 series Funds (individually a “Fund” and collectively, the “Funds”) as follows:

The ICON Consumer Discretionary Fund (“Consumer Discretionary Fund”), ICON Consumer Staples Fund (“Consumer Staples Fund”), ICON Energy Fund (“Energy Fund”), ICON Financial Fund (“Financial Fund”), ICON Healthcare Fund (“Healthcare Fund”), ICON Industrials Fund (“Industrials Fund”), ICON Information Technology Fund (“Information Technology Fund”), ICON Materials Fund (“Materials Fund”), ICON Utilities Fund (“Utilities Fund”), ICON Emerging Markets Fund (“Emerging Markets Fund”), ICON International Equity Fund (“International Equity Fund”), ICON Bond Fund (“Bond Fund”), ICON Equity Income Fund (“Equity Income Fund”), ICON High Yield Bond Fund (“High Yield Bond Fund”), ICON Fund (“ICON Fund”), ICON Long/Short Fund (“Long/Short Fund”), ICON Risk-Managed Balanced Fund (“Risk-Managed Balanced Fund”) and ICON Opportunities Fund (“Opportunities Fund”).

All Funds, except the Opportunities Fund and the High Yield Bond Fund, offer three classes of shares: Class S, Class C, and Class A. The Opportunities Fund and High Yield Bond Fund are single-class funds. All classes have equal rights as to earnings, assets and voting privileges except that each Class may bear different distribution fees, registration costs, legal costs, mailing and printing costs, and shareholder servicing costs and each Class has exclusive voting rights with respect to its distribution plan. The Funds’ Prospectuses and Statements of Additional Information provide a description of the Funds’ investment objectives, policies and strategies.

The Funds may have elements of risk, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. Additionally, the Bond Fund, Equity Income Fund and the Risk-Managed Balanced Fund may invest in medium-and lower-quality debt securities. The High Yield Bond Fund primarily invests in high-yield bonds. High-yield bonds involve a greater risk of default and price volatility than U.S. government and other high-quality bonds. The Long/Short Fund engages in short selling; there are risks associated with selling short, including the risk that the Long/Short Fund may have to cover its short position at a higher price than the short sale, resulting in a loss. The Long/Short Fund’s loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. The Risk-Managed Balanced Fund invests in call options; selling/writing call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. Investments in foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar-denominated transactions as a result of, among other factors, the possibility of lower government supervision and regulation of foreign securities markets and the possibility of political or economic instability. Financial statements of foreign companies are governed by different accounting, auditing, and financial standards than U.S. companies and may be less transparent and uniform than in the United States. Many corporate governance standards, which help ensure the integrity of public information in the United States, may not exist in some foreign countries. In general, there may be less governmental supervision of foreign stock exchanges and securities brokers and issuers. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share.

Certain Funds may have significant weightings in certain sectors, industries or countries which may cause the Fund’s performance to be susceptible to the economic, business and/or other developments that may affect that sector, industry or country. As of December 31, 2014, The ICON Fund and Long/Short Fund has significant weights in the Consumer Discretionary sector, the Equity Income Fund has a significant weighting in the Financial sector, the International Equity Fund has a significant weighting in the Industrials sector, the Energy Fund has a significant weighting in the Oil & Gas Equipment & Services industry and Oil & Gas Exploration & Production industry, the Healthcare Fund has a significant weighting in the Pharmaceuticals industry and the Utilities Fund has a significant weighting in the Electric Utilities industry.

In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. Each Fund’s maximum exposure under these arrangements is unknown as any potential exposure involving future claims that may be made against each Fund is unknown. However, based on experience, the Funds expect the risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Investment Valuation

The Funds’ securities and other assets, excluding options on securities indexes, are valued at the closing price as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4 p.m. Eastern Standard Time) each day the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by the Funds at the NASDAQ Official Closing Price provided by NASDAQ each business day. Options on securities indexes are valued at the close of the Chicago Board Options Exchange (normally 4:15 p.m. Eastern Standard Time) on each day the New York Stock Exchange is open for trading.

The Funds use pricing services to obtain the market value of securities in their portfolios; if a pricing service is not able to provide a price, or the pricing service’s valuation is considered inaccurate or does not in the Funds’ judgment reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, the Funds’ securities or other assets are valued at fair value as determined in good faith by the Funds’ Board of Trustees (“Board”) or pursuant to procedures approved by the Board.

Lacking any sales that day, a security is valued at the current closing bid price (or yield equivalent thereof) or based on quotes obtained from dealers making a market for the security. Options are valued at their closing mid-price on the market with the most volume. Mid-price is the average of the closing bid and closing ask prices. Debt securities with a remaining maturity of greater than 60 days are valued using the evaluated bid price supplied by the pricing service. The evaluated bid price supplied by the pricing service is based upon a matrix valuation system which considers such factors as security prices, yields, maturities and ratings. Short-term debt securities with remaining maturities of 60 days or less are generally valued at amortized cost or original cost plus accrued interest, which approximates market value. Currency rates as of the close of the NYSE are used to convert foreign security values into U.S. dollars.

Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with the valuation policy of such fund.

The Funds’ securities traded in countries outside of the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Board determines that use of another valuation methodology is appropriate. The purposes of daily fair valuation are to avoid stale prices and to take into account, among other things, any significant events occurring after the close of foreign markets. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indexes, securities and exchange rates in other markets to determine fair value as of the time a Fund calculates its net asset value (“NAV”). The valuation assigned to fair-value securities for purposes of calculating a Fund’s NAV may differ from the security’s most recent closing market price and from the prices used by other mutual funds to calculate their NAVs.

Various inputs are used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities.

Level 2 — significant observable inputs other than Level 1quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk).

Level 3 — significant unobservable inputs.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above. The following table summarizes the Funds’ investments, based on the inputs used to determine their values on December 31, 2014:

	Level 1	Level 2	Level 3	Total
ICON Consumer Discretionary Fund*
Assets
Common Stocks	$56,691,789	$—	$—	$56,691,789
Collateral for Securities on Loan	—	6,782,434	—	6,782,434
Short-Term Investments	—	4,152,574	—	4,152,574

Total	$56,691,789	$10,935,008	$—	$67,626,797

ICON Consumer Staples Fund*
Assets
Common Stocks	$13,814,348	$—	$—	$13,814,348
Collateral for Securities on Loan	—	706,800	—	706,800
Short-Term Investments	—	766,319	—	766,319

Total	$13,814,348	$1,473,119	$—	$15,287,467

ICON Energy Fund*
Assets
Common Stocks	$452,555,359	$—	$—	$452,555,359
Collateral for Securities on Loan	—	19,499,368	—	19,499,368
Short-Term Investments	—	2,091,432	—	2,091,432

Total	$452,555,359	$21,590,800	$—	$474,146,159

ICON Financial Fund*
Assets
Common Stocks	$40,101,112	$—	$—	$40,101,112
Collateral for Securities on Loan	—	3,506,325	—	3,506,325
Short-Term Investments	—	203,571	—	203,571

Total	$40,101,112	$3,709,896	$—	$43,811,008

ICON Healthcare Fund*
Assets
Common Stocks	$117,715,940	$—	$—	$117,715,940
Collateral for Securities on Loan	—	1,266,345	—	1,266,345
Short-Term Investments	—	24,930,733	—	24,930,733

Total	$117,715,940	$26,197,078	$—	$143,913,018

ICON Industrials Fund*
Assets
Common Stocks	$37,003,390	$—	$—	$37,003,390
Collateral for Securities on Loan	—	894,750	—	894,750
Short-Term Investments	—	2,055,972	—	2,055,972

Total	$37,003,390	$2,950,722	$—	$39,954,112

ICON Information Technology Fund*
Assets
Common Stocks	$52,599,774	$—	$—		$52,599,774
Collateral for Securities on Loan	—	251,669	—		251,669
Short-Term Investments	—	3,974,312	—		3,974,312

Total	$52,599,774	$4,225,981	$—		$56,825,755

ICON Materials Fund*
Assets
Common Stocks	$88,851,356	$—	$—		$88,851,356
Short-Term Investments	—	5,863,485	—		5,863,485

Total	$88,851,356	$5,863,485	$—		$94,714,841

ICON Utilities Fund*
Assets
Common Stocks	$20,617,765	$—	$—		$20,617,765
Collateral for Securities on Loan	—	168,175	—		168,175
Short-Term Investments	—	288,651	—		288,651

Total	$20,617,765	$456,826	$—		$21,074,591

ICON Emerging Markets Fund*
Assets
Common Stocks
South Korea	$502,443	$1,550,701	$—		$2,053,144
India	—	1,499,951	—		1,499,951
China	—	1,173,444	—		1,173,444
Hong Kong	—	682,652	0	**	682,652
Taiwan	—	484,602	—		484,602
Other Countries	423,302	1,085,577	—		1,508,879
Preferred Stock	162,704	—	—		162,704
Short-Term Investments	—	1,469,306	—		1,469,306

Total	$1,088,449	$7,946,233	$0		$9,034,682

ICON International Equity Fund*
Assets
Common Stocks
Germany	$—	$18,204,278	$—		$18,204,278
France	—	12,999,224	—		12,999,224
Hong Kong	—	5,084,874	0	**	5,084,874
Other Countries	2,902,072	29,691,125	—		32,593,197
Preferred Stock	—	169,832	—		169,832
Collateral for Securities on Loan	—	3,085,477	—		3,085,477
Short-Term Investments	—	14,858,318	—		14,858,318

Total	$2,902,072	$84,093,128	$0		$86,995,200

ICON Bond Fund*
Assets
Corporate Bonds	$—	$60,161,151	$—	$60,161,151
Closed-End Mutual Funds	8,379,412	—	—	8,379,412
Preferred Stocks	5,782,272	—	—	5,782,272
Foreign Corporate Bonds	—	4,082,220	—	4,082,220
Collateralized Mortgage Obligations	—	3,391,672	—	3,391,672
U.S. Treasury Obligation	—	2,045,938	—	2,045,938
Asset-Backed Security	—	1,473,996	—	1,473,996
Collateral for Securities on Loan	—	2,741,004	—	2,741,004
Short-Term Investments	—	10,180,320	—	10,180,320

Total	$14,161,684	$84,076,301	$—	$98,237,985

ICON Equity Income Fund*
Assets
Common Stocks	$38,429,550	$—	$—	$38,429,550
Preferred Stocks	1,337,822	—	—	1,337,822
Convertible Preferred Stock	844,200	—	—	844,200
Exchange Traded Fund	737,451	—	—	737,451
Collateral for Securities on Loan	—	2,703,175	—	2,703,175
Short-Term Investments	—	1,522,367	—	1,522,367

Total	$41,349,023	$4,225,542	$—	$45,574,565

ICON Fund*
Assets
Common Stocks	$72,099,763	$—	$—	$72,099,763
Collateral for Securities on Loan	—	2,145,010	—	2,145,010

Total	$72,099,763	$2,145,010	$—	$74,244,773

ICON High Yield Bond Fund*
Assets
Corporate Bonds	$—	$791,679	$—	$791,679
Closed-End Mutual Funds	100,940	—	—	100,940
Foreign Corporate Bonds	—	80,460	—	80,460
Preferred Stock	48,697	—	—	48,697

Total	$149,637	$872,139	$—	$1,021,776

ICON Long/Short Fund*
Assets
Common Stocks	$39,073,874	$—	$—	$39,073,874
Collateral for Securities on Loan	—	4,027,500	—	4,027,500

Total	$39,073,874	$4,027,500	$—	$43,101,374

Liabilities
Securities Sold Short
Common Stock	$(717,750)	$—	$—	$(717,750)

Total	$(717,750)	$—	$—	$(717,750)

ICON Opportunities Fund*
Assets
Common Stocks	$12,314,336	$—	$—	$12,314,336

Total	$12,314,336	$—	$—	$12,314,336

ICON Risk-Managed Balanced Fund*
Assets
Common Stocks	$16,925,802	$—	$—	$16,925,802
Corporate Bonds	—	6,978,129	—	6,978,129
U.S. Treasury Obligations	—	1,509,258	—	1,509,258
Closed-End Mutual Funds	999,757	—	—	999,757
Collateralized Mortgage Obligation	—	534,540	—	534,540
Preferred Stocks	413,071	—	—	413,071
Foreign Corporate Bonds	—	331,139	—	331,139
Put Options Purchased	74,700	—	—	74,700
Collateral for Securities on Loan	—	466,663	—	466,663
Short-Term Investments	—	313,969	—	313,969

Total	$18,413,330	$10,133,698	$—	$28,547,028

Liabilities
Written Call Options	$(30,900)	$—	$—	$(30,900)

Total	$(30,900)	$—	$—	$(30,900)

*	Please refer to the Schedule of Investments and the Sector/Industry Classification tables for additional security details.
**	Chaoda Modern Agriculture Holdings, Ltd. is illiquid and valued with a zero market value for the period ended December 30, 2014.

For the ICON Emerging Markets Fund, common stocks valued at $502,443 were transferred from Level 2 to Level 1 during the period ended December 31, 2014. At September 30, 2014, these securities were valued using quoted market prices in active markets with fair value adjustment factors; at December 31, 2014, these securities were valued using quoted market prices in active markets without using fair value adjustment factors.

For the ICON International Equity Fund, common stocks valued at $1,527,997 were transferred from Level 2 to Level 1 during the period ended December 31, 2014. At September 30, 2014, these securities were valued using quoted market prices in active markets with fair value adjustment factors; at December 31, 2014, these securities were valued using quoted market prices in active markets without using fair value adjustment factors. For the ICON International Equity Fund, common stocks valued at $643,241 were transferred from Level 1 to Level 2 during the period ended December 31, 2014. At September 30, 2014, these securities were valued using quoted market prices in active markets without fair value adjustment factors; at December 31, 2014, these securities were valued using quoted market prices in active markets with using fair value adjustment factors.

The end of period timing recognition is used for the transfers between levels of the Fund’s assets and liabilities.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2014 for the Emerging Markets Fund and the International Equity Fund, was as follows:

Common Stocks
Hong Kong
ICON Emerging Markets Fund
Beginning balance 9/30/14	$0	*
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gains/(losses)	—
Total change in unrealized appreciation/(depreciation)	—

Transfers in to Level 3	—
Transfers out of Level 3	—

Ending balance December 31, 2014	$0	*

Net change in unrealized appreciation/(depreciation) on Investments held at December 31, 2014	$—

ICON International Equity Fund
Beginning balance 9/30/14	$0	*
Purchases	—
Sales	—
Accrued discounts/(premiums)	—
Total realized gains/(losses)	—
Total change in unrealized appreciation/(depreciation)	—
Transfers in to Level 3	—
Transfers out of Level 3	—

Ending balance December 31, 2014	$0	*

Net change in unrealized appreciation/(depreciation) on Investments held at December 31, 2014	$—

*	Chaoda Modern Agriculture Holdings, Ltd. is illiquid and valued with a zero market value for the period ended December 30, 2014.

Fund Share Valuation

Fund shares are sold and redeemed on a daily basis at net asset value. Net asset value per share is determined daily as of the close of trading on the NYSE on each day the NYSE is open for trading by dividing the total value of the Fund’s investments and other assets, less liabilities, by the number of Fund shares outstanding.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated daily into U.S. dollars at the prevailing rates of exchange. Income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, resulting from changes in the exchange rates and changes in market prices of securities held.

Options Transactions

The Funds’ use of derivatives for the period ended December 31, 2014 was limited to purchased and written options.

The Risk-Managed Balanced Fund’s primary investment strategy involves the use of options. Each of the other Funds may also purchase and/or write (sell) call and put options on any security in which it may invest. The Funds utilize options to hedge against changes in market conditions or to provide market exposure while trying to reduce transaction costs.

Option contracts involve market risk and liquidity risk and can be highly volatile. Should prices of securities or securities indexes move in an unexpected manner, the Funds may not achieve the desired benefits and may realize losses and thus be in a worse position than if such strategies had not been utilized.

When a Fund writes a put or call option, an amount equal to the premium received is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option on an individual security is exercised, a gain or loss is realized for the sale of the underlying security, and the proceeds from the sale are increased by the premium originally received. If a written call option on a securities index is exercised, a gain or loss is realized as determined by the premium originally received, the exercise price and the market value of the index. If a written put option on an individual security is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, a Fund bears the market risk of an unfavorable change in the price of the individual security or securities index underlying the written option. Additionally, written call options may involve the risk of limited gains.

Each Fund may also purchase put and call options. When a Fund purchases a put or call option, an amount equal to the premium paid is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option on an individual security, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option on an individual security, a gain or loss is realized from the sale of the underlying security, and the proceeds from such a sale are decreased by the premium originally paid. If the Fund exercises a put or call option on a security index, a gain or loss is realized as determined by the premium originally paid, the exercise price and the market value of the index. Written and purchased options are non-income producing securities.

As of December 31, 2014, the Risk-Managed Balanced Fund engaged in written call and purchased put options transactions. All open option contracts are included on each Fund’s Schedule of Investments.

The Risk-Managed Balanced Fund’s written options are collateralized by cash and/or securities held in a segregated account at the Fund’s custodian. The securities pledged as collateral are included on the Schedule of Investments. Such collateral is restricted from the Fund’s use.

The number of options contracts written and the premiums received by the Risk-Managed Balanced Fund during the period ended December 31, 2014, were as follows:

	Risk-Managed Balanced Fund
	Number of	Premiums
	Contracts	Received
Options outstanding, beginning of period	20	$57,732
Options written during period	65	136,830
Options closed during period	(60)	(148,697)

Options outstanding, end of period	25	$45,865

For the period ended December 31, 2014, the Fund’s quarterly holdings of options contracts were as follows:

	ICON Risk-	ICON Risk-
	Managed	Managed
	Balanced Fund	Balanced Fund
	Number of	Number of
	Purchased Options	Written Options
Quarter Ended	Contracts Outstanding	Contracts Outstanding
March 31, 2014	120	140
June 30, 2014	250	50
September 30, 2014	30	20
December 31, 2014	30	25

Short Sales

The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. The Long/Short Fund enters into short positions in equity securities identified as being overvalued in management’s opinion.

Short sales involve market risk. If a security sold short increases in price, the Long/Short Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. These short sales are collateralized by cash and/or securities held with the Fund’s prime broker and in a segregated account at the Fund’s custodian. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is restricted from use. The securities pledged as collateral that are restricted from use are included on the Schedule of Investments. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the Fund’s prime broker. As of December 31, 2014, the Long/Short Fund engaged in short selling. The short positions are included in the Schedule of Securities Sold Short on the Schedule of Investments.

Securities Lending

Under procedures adopted by the Board, the Funds may lend securities to certain approved brokers, dealers and other financial institutions to earn additional income. The Funds retain certain benefits of owning the securities, including receipt of dividends or interest generated by the security, but give up other rights including the right to vote proxies. The Funds retain the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that generally exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to each Fund on the next business day.

Generally, in the event of borrower default, the Funds have the right to use the collateral to offset any losses incurred. In the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral, there may be a potential loss to the Funds. Some of these losses may be indemnified by the lending agent.

The Funds have elected to invest the cash collateral in the State Street Navigator Prime Portfolio which is disclosed on the Schedule of Investments. The Funds bear the risk of loss with respect to the investment of collateral.

For the period ended December 31, 2014, the following Funds had securities with the following values on loan:

Fund	Loaned Securities	Collateral
ICON Consumer Discretionary Fund	$6,671,897	$6,782,434
ICON Consumer Staples Fund	694,896	706,800
ICON Energy Fund	19,067,706	19,499,368
ICON Financial Fund	3,429,418	3,506,325
ICON Healthcare Fund	1,259,481	1,266,345
ICON Industrials Fund	872,464	894,750
ICON Information Technology Fund	250,494	251,669
ICON Utilities Fund	163,915	168,175
ICON International Equity Fund	2,893,604	3,085,477
ICON Bond Fund	2,640,338	2,741,004
ICON Equity Income Fund	2,635,472	2,703,175
ICON Fund	2,125,552	2,145,010
ICON Long/Short Fund	3,984,996	4,027,500
ICON Risk-Managed Balanced Fund	456,660	466,663

Income Taxes

The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and, accordingly, the Funds will generally not be subject to federal and state income taxes or federal excise taxes to the extent that they intend to make sufficient distributions of net investment income and net realized capital gains.

Dividends paid by the Funds from net investment income and distributions of net realized short-term gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

Dividends and distributions to shareholders are recorded by the Funds on the ex-dividend/distribution date. The Bond Fund distributes net investment income, if any, to shareholders monthly. TheUtilities Fund, the Equity Income Fund, the High Yield Bond Fund and the Risk-Managed Balanced Fund intend to distribute net investment income, if any, to shareholders quarterly. The other Funds distribute income, if any, annually. The Funds distribute net realized capital gains, if any, to shareholders at least annually, if not offset by capital loss carryforwards. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax periods.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the past four periods, and interim tax periods within, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Investment Income

Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the securities received. Interest income is accrued as earned. Certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities purchased are accreted or amortized to income over the life of the respective securities.

Investment Transactions

Security transactions are accounted for no later than one business day after the trade date. However, for financial reporting purposes, security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Allocation of Income and Expenses

Each class of a Fund’s shares bears expenses incurred specifically on its behalf and, in addition, each class bears a portion of general expenses, based upon relative net assets of each class. Expenses which cannot be directly attributed to a specific Fund in the Trust are apportioned between all Funds in the Trust based upon relative net assets. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets.

As of December 31, 2014, cost on investments for federal income tax purposes and the amount of net unrealized appreciation/(depreciation) were as follows:

		Unrealized	Unrealized	Net Appreciation/
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)
ICON Consumer Discretionary Fund	$65,393,378	$4,064,163	$(1,830,744)	$2,233,419
ICON Consumer Staples Fund	13,721,597	1,724,862	(158,992)	1,565,870
ICON Energy Fund	548,680,341	6,048,366	(80,582,548)	(74,534,182)
ICON Financial Fund	41,127,567	3,000,063	(316,622)	2,683,441
ICON Healthcare Fund	134,082,732	10,841,026	(1,010,740)	9,830,286

ICON Industrials Fund	30,060,166	10,479,621	(585,675)	9,893,946
ICON Information Technology Fund	41,591,697	15,347,937	(113,879)	15,234,058
ICON Materials Fund	82,945,966	15,033,710	(3,264,835)	11,768,875
ICON Utilities Fund	19,716,431	1,609,384	(251,224)	1,358,160
ICON Emerging Markets Fund	9,438,666	815,131	(1,219,115)	(403,984)
ICON International Equity Fund	95,524,482	1,499,889	(10,029,171)	(8,529,282)
ICON Bond Fund	100,360,023	533,404	(2,655,442)	(2,122,038)
ICON Equity Income Fund	43,602,806	2,690,171	(718,412)	1,971,759
ICON Fund	64,612,383	11,421,243	(1,788,853)	9,632,390
ICON High Yield Bond Fund	1,059,330	141	(37,695)	(37,554)
ICON Long/Short Fund	37,873,319	6,717,033	(1,488,978)	5,228,055
ICON Opportunities Fund	11,989,075	749,705	(424,444)	325,261
ICON Risk-Managed Balanced Fund	27,600,625	1,963,303	(1,016,900)	946,403

3. Subsequent Events

Management has evaluated the possibility of subsequent events and determined that there are no material events that would require disclosure.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ICON Funds

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Craig T. Callahan
Craig T. Callahan, President and Chief Executive Officer (Principal Executive Officer)

Date February 23, 2015

By (Signature and Title)*	/s/ Carrie Schoffman
Carrie Schoffman, Chief Financial Officer and Treasurer (Principal Financial Officer and Treasurer)

Date February 23, 2015

*	Print the name and title of each signing officer under his or her signature.